UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Aggressive Growth Portfolio

March 31, 2005

1.799850.101

VIPAG-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.1%
Gentex Corp.	200	$ 6,380
Hotels, Restaurants & Leisure - 5.0%
Brinker International, Inc. (a)	980	35,496
Carnival Corp. unit	900	46,629
Harrah's Entertainment, Inc.	380	24,540
Hilton Hotels Corp.	2,100	46,935
Mandalay Resort Group	260	18,327
Marriott International, Inc. Class A	570	38,110
Outback Steakhouse, Inc.	570	26,100
Penn National Gaming, Inc. (a)	1,064	31,260
Starbucks Corp. (a)	640	33,062
Station Casinos, Inc.	600	40,530
Sunterra Corp. (a)	600	9,048
The Cheesecake Factory, Inc. (a)	645	22,865
Wendy's International, Inc.	800	31,232
Yum! Brands, Inc.	2,440	126,416
		530,550
Household Durables - 2.0%
Black & Decker Corp.	560	44,234
Fortune Brands, Inc.	1,100	88,693
Garmin Ltd.	300	13,896
Harman International Industries, Inc.	560	49,538
Mohawk Industries, Inc. (a)	240	20,232
		216,593
Leisure Equipment & Products - 0.3%
Brunswick Corp.	200	9,370
Polaris Industries, Inc.	300	21,069
		30,439
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A (a)	400	11,220
E.W. Scripps Co. Class A	1,240	60,450
Getty Images, Inc. (a)	470	33,422
Lamar Advertising Co. Class A (a)	300	12,087
NTL, Inc. (a)	440	28,015
Pixar (a)	400	39,020
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	100	1,290
Radio One, Inc. Class D (non-vtg.) (a)	300	4,425
XM Satellite Radio Holdings, Inc. Class A (a)	1,300	40,950
		230,879
Multiline Retail - 1.3%
Dollar General Corp.	800	17,528
Dollar Tree Stores, Inc. (a)	1,030	29,592
Family Dollar Stores, Inc.	550	16,698
Federated Department Stores, Inc.	200	12,728
Nordstrom, Inc.	1,100	60,918
		137,464

	Shares	Value
Specialty Retail - 3.7%
Abercrombie & Fitch Co. Class A	700	$ 40,068
AutoZone, Inc. (a)	290	24,853
Bed Bath & Beyond, Inc. (a)	1,000	36,540
Chico's FAS, Inc. (a)	2,700	76,302
Foot Locker, Inc.	300	8,790
Hot Topic, Inc. (a)	140	3,059
Kirkland's, Inc. (a)	300	3,318
PETsMART, Inc.	1,770	50,888
Pier 1 Imports, Inc.	100	1,823
Ross Stores, Inc.	3,060	89,168
Weight Watchers International, Inc. (a)	900	38,682
Williams-Sonoma, Inc. (a)	680	24,990
		398,481
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	1,690	95,705
NIKE, Inc. Class B	70	5,832
		101,537
TOTAL CONSUMER DISCRETIONARY		1,652,323
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.7%
CVS Corp.	800	42,096
Whole Foods Market, Inc.	350	35,746
		77,842
Food Products - 1.0%
Bunge Ltd.	200	10,776
Del Monte Foods Co. (a)	1,500	16,275
Hershey Foods Corp.	1,000	60,460
McCormick & Co., Inc. (non-vtg.)	600	20,658
		108,169
Personal Products - 0.4%
Alberto-Culver Co.	400	19,144
Estee Lauder Companies, Inc. Class A	400	17,992
		37,136
TOTAL CONSUMER STAPLES		223,147
ENERGY - 7.4%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	3,300	146,817
BJ Services Co.	30	1,556
Cooper Cameron Corp. (a)	1,120	64,075
ENSCO International, Inc.	620	23,349
Halliburton Co.	200	8,650
Nabors Industries Ltd. (a)	390	23,065
Noble Corp.	660	37,099
Patterson-UTI Energy, Inc.	2,080	52,042
Smith International, Inc.	1,220	76,531
Weatherford International Ltd. (a)	1,830	106,030
		539,214
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - 2.3%
Ashland, Inc.	700	$ 47,229
EOG Resources, Inc.	920	44,841
Pioneer Natural Resources Co.	1,610	68,779
Teekay Shipping Corp.	1,000	44,950
Valero Energy Corp.	100	7,327
XTO Energy, Inc.	1,000	32,840
		245,966
TOTAL ENERGY		785,180
FINANCIALS - 3.9%
Capital Markets - 2.4%
Ameritrade Holding Corp. (a)	2,200	22,462
Deutsche Bank AG (NY Shares)	100	8,620
E*TRADE Financial Corp. (a)	2,500	30,000
Eaton Vance Corp. (non-vtg.)	1,940	45,474
Federated Investors, Inc. Class B (non-vtg.)	470	13,306
Legg Mason, Inc.	850	66,419
SEI Investments Co.	600	21,696
T. Rowe Price Group, Inc.	460	27,315
Waddell & Reed Financial, Inc. Class A	730	14,410
		249,702
Commercial Banks - 0.5%
North Fork Bancorp, Inc., New York	540	14,980
Synovus Financial Corp.	1,230	34,268
UnionBanCal Corp.	100	6,125
		55,373
Real Estate - 0.0%
Gladstone Commercial Corp.	100	1,644
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	200	6,492
MGIC Investment Corp.	500	30,835
New York Community Bancorp, Inc.	1,420	25,787
Radian Group, Inc.	900	42,966
The PMI Group, Inc.	100	3,801
		109,881
TOTAL FINANCIALS		416,600
HEALTH CARE - 27.6%
Biotechnology - 10.9%
Amylin Pharmaceuticals, Inc. (a)	800	13,992
Biogen Idec, Inc. (a)	4,700	162,197
Celgene Corp. (a)	2,340	79,677
Cephalon, Inc. (a)	400	18,732
Charles River Laboratories International, Inc. (a)	500	23,520
DOV Pharmaceutical, Inc. (a)	2,300	31,464
Genentech, Inc. (a)	7,760	439,292

	Shares	Value
Genzyme Corp. - General Division (a)	870	$ 49,799
ImClone Systems, Inc. (a)	1,100	37,950
Invitrogen Corp. (a)	300	20,760
Medarex, Inc. (a)	4,800	34,224
MedImmune, Inc. (a)	1,600	38,096
Millennium Pharmaceuticals, Inc. (a)	4,800	40,416
ONYX Pharmaceuticals, Inc. (a)	700	21,945
OSI Pharmaceuticals, Inc. (a)	860	35,552
Pharmion Corp. (a)	1,300	37,700
Protein Design Labs, Inc. (a)	4,300	68,757
		1,154,073
Health Care Equipment & Supplies - 5.1%
Advanced Medical Optics, Inc. (a)	600	21,726
Bausch & Lomb, Inc.	100	7,330
Baxter International, Inc.	1,500	50,970
Beckman Coulter, Inc.	1,000	66,450
Biomet, Inc.	3,920	142,296
C.R. Bard, Inc.	1,200	81,696
Cooper Companies, Inc.	200	14,580
Cytyc Corp. (a)	800	18,408
DENTSPLY International, Inc.	375	20,404
Edwards Lifesciences Corp. (a)	1,000	43,220
Inverness Medical Innovations, Inc. (a)	500	11,750
ResMed, Inc. (a)	800	45,120
Waters Corp. (a)	600	21,474
		545,424
Health Care Providers & Services - 7.9%
AmerisourceBergen Corp.	210	12,031
Andrx Corp. (a)	600	13,602
Caremark Rx, Inc. (a)	400	15,912
Cerner Corp. (a)	300	15,753
Community Health Systems, Inc. (a)	200	6,982
Covance, Inc. (a)	1,000	47,610
Coventry Health Care, Inc. (a)	525	35,774
DaVita, Inc. (a)	150	6,278
Health Management Associates, Inc. Class A	3,600	94,248
Henry Schein, Inc. (a)	800	28,672
Humana, Inc. (a)	400	12,776
Laboratory Corp. of America Holdings (a)	380	18,316
Lincare Holdings, Inc. (a)	2,380	105,267
McKesson Corp.	400	15,100
Medco Health Solutions, Inc. (a)	919	45,555
Omnicare, Inc.	200	7,090
PacifiCare Health Systems, Inc. (a)	200	11,384
Patterson Companies, Inc. (a)	520	25,974
Pharmaceutical Product Development, Inc. (a)	600	29,070
Quest Diagnostics, Inc.	280	29,436
Renal Care Group, Inc. (a)	550	20,867
Triad Hospitals, Inc. (a)	260	13,026
UnitedHealth Group, Inc.	510	48,644
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	100	$ 5,240
WellChoice, Inc. (a)	300	15,993
WellPoint, Inc. (a)	1,300	162,955
		843,555
Pharmaceuticals - 3.7%
Barr Pharmaceuticals, Inc. (a)	625	30,519
Elan Corp. PLC sponsored ADR (a)	7,300	23,652
Endo Pharmaceuticals Holdings, Inc. (a)	300	6,765
Guilford Pharmaceuticals, Inc. (a)	2,400	5,520
Impax Laboratories, Inc. (a)	700	11,200
IVAX Corp. (a)	700	13,839
MGI Pharma, Inc. (a)	3,500	88,445
NitroMed, Inc. (a)	2,072	35,866
Sepracor, Inc. (a)	2,900	166,489
Watson Pharmaceuticals, Inc. (a)	300	9,219
		391,514
TOTAL HEALTH CARE		2,934,566
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.9%
EADS NV	600	17,935
EDO Corp.	900	27,045
Lockheed Martin Corp.	400	24,424
Precision Castparts Corp.	500	38,505
Rockwell Collins, Inc.	1,400	66,626
The Boeing Co.	400	23,384
		197,919
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	300	16,065
Airlines - 0.4%
Southwest Airlines Co.	2,700	38,448
Building Products - 1.4%
American Standard Companies, Inc.	3,060	142,229
Trex Co., Inc. (a)	200	8,882
		151,111
Commercial Services & Supplies - 2.3%
Career Education Corp. (a)	600	20,556
Cintas Corp.	970	40,071
Education Management Corp. (a)	620	17,329
Equifax, Inc.	770	23,631
H&R Block, Inc.	740	37,429
Herman Miller, Inc.	760	22,891
Pitney Bowes, Inc.	960	43,315
Robert Half International, Inc.	1,300	35,048
		240,270

	Shares	Value
Construction & Engineering - 0.3%
Granite Construction, Inc.	630	$ 16,550
Jacobs Engineering Group, Inc. (a)	400	20,768
		37,318
Electrical Equipment - 0.3%
AMETEK, Inc.	200	8,050
Rockwell Automation, Inc.	400	22,656
		30,706
Machinery - 0.7%
Dover Corp.	600	22,674
ITT Industries, Inc.	560	50,534
SPX Corp.	100	4,328
		77,536
Marine - 0.1%
Alexander & Baldwin, Inc.	179	7,375
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	300	16,179
CSX Corp.	300	12,495
Laidlaw International, Inc. (a)	300	6,240
Norfolk Southern Corp.	800	29,640
Union Pacific Corp.	200	13,940
		78,494
Trading Companies & Distributors - 0.3%
Fastenal Co.	440	24,336
MSC Industrial Direct Co., Inc. Class A	200	6,112
		30,448
TOTAL INDUSTRIALS		905,690
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 4.6%
Andrew Corp. (a)	500	5,855
AudioCodes Ltd. (a)	2,330	26,236
Corning, Inc. (a)	1,100	12,243
Finisar Corp. (a)	8,600	10,750
Harris Corp.	200	6,530
Juniper Networks, Inc. (a)	8,100	178,686
Nokia Corp. sponsored ADR	7,800	120,354
QUALCOMM, Inc.	3,400	124,610
		485,264
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	2,900	120,843
Emulex Corp. (a)	4,800	90,432
Hutchinson Technology, Inc. (a)	200	6,956
Lexmark International, Inc. Class A (a)	440	35,187
Maxtor Corp. (a)	900	4,788
NCR Corp. (a)	300	10,122
QLogic Corp. (a)	200	8,100
Seagate Technology	550	10,753
Western Digital Corp. (a)	1,200	15,300
		302,481
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
KEMET Corp. (a)	700	$ 5,425
Sanmina-SCI Corp. (a)	1,000	5,220
Symbol Technologies, Inc.	1,900	27,531
		38,176
Internet Software & Services - 2.3%
Google, Inc. Class A (sub. vtg.)	600	108,306
Marchex, Inc. Class B	906	16,888
VeriSign, Inc. (a)	400	11,480
Yahoo!, Inc. (a)	3,100	105,090
		241,764
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	742	34,280
Computer Sciences Corp. (a)	200	9,170
DST Systems, Inc. (a)	500	23,090
Fiserv, Inc. (a)	890	35,422
Infosys Technologies Ltd. sponsored ADR	1,300	95,849
Iron Mountain, Inc. (a)	400	11,536
The BISYS Group, Inc. (a)	700	10,976
		220,323
Office Electronics - 0.8%
Xerox Corp. (a)	500	7,575
Zebra Technologies Corp. Class A (a)	1,543	73,277
		80,852
Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc. (a)	3,900	62,868
Agere Systems, Inc.:
Class A (a)	4,831	6,908
Class B (a)	4,000	5,680
Altera Corp. (a)	2,900	57,362
Analog Devices, Inc.	200	7,228
Broadcom Corp. Class A (a)	2,300	68,816
Brooks Automation, Inc. (a)	1,400	21,252
Conexant Systems, Inc. (a)	2,490	3,735
Cree, Inc. (a)	300	6,525
Cypress Semiconductor Corp. (a)	1,500	18,900
Freescale Semiconductor, Inc. Class B (a)	633	10,919
Integrated Circuit Systems, Inc. (a)	1,800	34,416
Integrated Device Technology, Inc. (a)	2,200	26,466
Intel Corp.	3,200	74,336
Intersil Corp. Class A	2,800	48,496
KLA-Tencor Corp.	80	3,681
Lam Research Corp. (a)	1,600	46,176
Linear Technology Corp.	1,200	45,972
Marvell Technology Group Ltd. (a)	300	11,502
Maxim Integrated Products, Inc.	1,600	65,392
Microchip Technology, Inc.	7,250	188,573
National Semiconductor Corp.	2,300	47,403
Novellus Systems, Inc. (a)	1,100	29,403

	Shares	Value
NVIDIA Corp. (a)	463	$ 11,001
Photronics, Inc. (a)	2,500	45,250
PMC-Sierra, Inc. (a)	9,116	80,221
Portalplayer, Inc.	1,964	44,838
Rambus, Inc. (a)	300	4,521
Silicon Laboratories, Inc. (a)	80	2,377
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	305
Varian Semiconductor Equipment Associates, Inc. (a)	400	15,204
Xilinx, Inc.	600	17,538
		1,113,264
Software - 4.8%
Adobe Systems, Inc.	1,750	117,548
Autodesk, Inc.	800	23,808
BEA Systems, Inc. (a)	3,100	24,707
Citrix Systems, Inc. (a)	1,550	36,921
Cognos, Inc. (a)	200	8,419
FileNET Corp. (a)	690	15,718
Jack Henry & Associates, Inc.	440	7,916
Macromedia, Inc. (a)	600	20,100
Macrovision Corp. (a)	200	4,558
Mercury Interactive Corp. (a)	1,914	90,685
Siebel Systems, Inc. (a)	6,210	56,697
TIBCO Software, Inc. (a)	400	2,980
VERITAS Software Corp. (a)	4,400	102,168
		512,225
TOTAL INFORMATION TECHNOLOGY		2,994,349
MATERIALS - 3.8%
Chemicals - 1.7%
Ferro Corp.	400	7,528
International Flavors & Fragrances, Inc.	300	11,850
Monsanto Co.	900	58,050
Potash Corp. of Saskatchewan	700	61,422
Praxair, Inc.	900	43,074
		181,924
Construction Materials - 0.1%
Vulcan Materials Co.	200	11,366
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	1,060	26,648
Pactiv Corp. (a)	600	14,010
Sealed Air Corp. (a)	1,030	53,498
		94,156
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	890	35,253
Massey Energy Co.	970	38,839
Metal Management, Inc.	649	16,666
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	300	$ 17,268
Phelps Dodge Corp.	100	10,173
		118,199
TOTAL MATERIALS		405,645
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	400	10,084
Wireless Telecommunication Services - 1.5%
Alamosa Holdings, Inc. (a)	3,700	43,179
America Movil SA de CV sponsored ADR	1,300	67,080
InPhonic, Inc.	900	20,444
NII Holdings, Inc. (a)	200	11,500
USA Mobility, Inc. (a)	400	12,960
		155,163
TOTAL TELECOMMUNICATION SERVICES		165,247
UTILITIES - 0.5%
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	2,900	47,502
TOTAL COMMON STOCKS (Cost $9,306,149)		10,530,249
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.51%, dated 3/31/05 due 4/1/05) (Cost $35,000)	$ 35,002	35,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $9,341,149)		10,565,249
NET OTHER ASSETS - 0.5%		56,670
NET ASSETS - 100%		$ 10,621,919
Legend
(a) Non-income producing
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $9,378,180. Net unrealized appreciation aggregated $1,187,069, of which $1,872,088 related to appreciated investment securities and $685,019 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2005

1.799884.101

VIPBAL-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares		Value
CONSUMER DISCRETIONARY - 16.7%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	21,100		$ 1,093,191
Media - 14.1%
E.W. Scripps Co. Class A	89,600		4,368,000
EchoStar Communications Corp. Class A	782,736		22,895,003
Harte-Hanks, Inc.	23,700		653,172
News Corp. Class B	143,000		2,518,230
Omnicom Group, Inc.	190,200		16,836,504
			47,270,909
Multiline Retail - 1.7%
Kohl's Corp. (a)	111,900		5,777,397
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	25,600		1,027,328
Reebok International Ltd.	19,300		854,990
			1,882,318
TOTAL CONSUMER DISCRETIONARY			56,023,815
CONSUMER STAPLES - 8.6%
Beverages - 0.5%
The Coca-Cola Co.	44,200		1,841,814
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	63,500		2,805,430
Wal-Mart Stores, Inc.	142,800		7,155,708
Walgreen Co.	75,100		3,335,942
			13,297,080
Food Products - 0.1%
Campbell Soup Co.	5,300		153,806
ConAgra Foods, Inc.	2,200		59,444
			213,250
Household Products - 1.8%
Clorox Co.	1,100		69,289
Colgate-Palmolive Co.	40,200		2,097,234
Kimberly-Clark Corp.	59,900		3,937,227
			6,103,750
Personal Products - 1.2%
Gillette Co.	81,800		4,129,264
Tobacco - 1.0%
Altria Group, Inc.	48,650		3,181,224
TOTAL CONSUMER STAPLES			28,766,382
ENERGY - 3.3%
Oil & Gas - 3.3%
BP PLC sponsored ADR	49,200		3,070,080
Exxon Mobil Corp.	133,232		7,940,627
Williams Companies, Inc.	2,600		48,906
			11,059,613

	Shares		Value
FINANCIALS - 13.5%
Capital Markets - 7.3%
Goldman Sachs Group, Inc.	35,800		$ 3,937,642
Merrill Lynch & Co., Inc.	144,900		8,201,340
Morgan Stanley	185,800		10,637,050
Northern Trust Corp.	39,700		1,724,568
			24,500,600
Commercial Banks - 3.2%
Wells Fargo & Co.	178,200		10,656,360
Consumer Finance - 0.6%
American Express Co.	35,600		1,828,772
Insurance - 2.4%
Allstate Corp.	22,600		1,221,756
American International Group, Inc.	70,450		3,903,635
PartnerRe Ltd.	19,200		1,240,320
St. Paul Travelers Companies, Inc.	45,249		1,661,996
			8,027,707
TOTAL FINANCIALS			45,013,439
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	14,000		1,250,060
Pharmaceuticals - 1.0%
Abbott Laboratories	26,100		1,216,782
Pfizer, Inc.	66,900		1,757,463
Wyeth	11,500		485,070
			3,459,315
TOTAL HEALTH CARE			4,709,375
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	19,500		1,190,670
Northrop Grumman Corp.	27,800		1,500,644
			2,691,314
Electrical Equipment - 0.1%
Roper Industries, Inc.	4,200		275,100
Industrial Conglomerates - 1.4%
General Electric Co.	131,800		4,752,708
Road & Rail - 0.4%
Union Pacific Corp.	19,900		1,387,030
TOTAL INDUSTRIALS			9,106,152
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	162,500		2,907,125
Lucent Technologies, Inc. warrants 12/10/07 (a)	13,353		8,947
			2,916,072
Common Stocks - continued
	Shares		Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
Diebold, Inc.	21,600		$ 1,184,760
IT Services - 0.4%
Paychex, Inc.	39,600		1,299,672
Software - 1.8%
Microsoft Corp.	253,700		6,131,929
TOTAL INFORMATION TECHNOLOGY			11,532,433
MATERIALS - 1.3%
Containers & Packaging - 1.3%
Packaging Corp. of America	25,900		629,111
Smurfit-Stone Container Corp. (a)	237,202		3,669,515
			4,298,626
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 7.1%
BellSouth Corp.	424,500		11,160,105
SBC Communications, Inc.	138,870		3,289,830
Telewest Global, Inc. (a)	5,008		89,092
Verizon Communications, Inc.	260,000		9,230,000
			23,769,027
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(e)	163		163
TOTAL TELECOMMUNICATION SERVICES			23,769,190
TOTAL COMMON STOCKS (Cost $168,708,661)		194,279,025
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	80		8,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,680)		8,000
Corporate Bonds - 11.3%
		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20		$ 410,000		230,113

		Principal Amount		Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		$ 150,000		$ 150,000
TOTAL CONVERTIBLE BONDS				380,113
Nonconvertible Bonds - 11.2%
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
Dana Corp. 6.5% 3/1/09		15,000		14,850
Delco Remy International, Inc. 9.375% 4/15/12		85,000		72,250
Stoneridge, Inc. 11.5% 5/1/12		15,000		16,650
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)		70,000		68,075
Visteon Corp.:
7% 3/10/14		55,000		46,750
8.25% 8/1/10		45,000		42,638
				261,213
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28		40,000		33,552
7.45% 7/16/31		200,000		180,917
General Motors Corp. 8.375% 7/15/33		615,000		526,275
				740,744
Hotels, Restaurants & Leisure - 0.3%
Argosy Gaming Co. 7% 1/15/14		40,000		43,800
Carrols Corp. 9% 1/15/13 (e)		55,000		56,375
Friendly Ice Cream Corp. 8.375% 6/15/12		15,000		14,250
Gaylord Entertainment Co. 8% 11/15/13		40,000		41,200
Host Marriott LP 7.125% 11/1/13		35,000		34,913
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)		105,000		103,031
Mandalay Resort Group 6.5% 7/31/09		95,000		96,188
MGM MIRAGE:
5.875% 2/27/14		90,000		85,500
9.75% 6/1/07		15,000		16,125
Mohegan Tribal Gaming Authority 6.375% 7/15/09		80,000		79,800
Morton's Restaurant Group, Inc. 7.5% 7/1/10		30,000		29,100
Penn National Gaming, Inc. 6.875% 12/1/11		90,000		90,000
Six Flags, Inc. 9.625% 6/1/14		90,000		82,800
Station Casinos, Inc. 6% 4/1/12		60,000		59,400
Uno Restaurant Corp. 10% 2/15/11 (e)		70,000		69,650
Vail Resorts, Inc. 6.75% 2/15/14		40,000		39,200
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (e)		$ 20,000		$ 21,000
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)		150,000		143,250
				1,105,582
Household Durables - 0.1%
Levitz Home Furnishings, Inc. 12% 11/1/11 (e)		60,000		54,000
Standard Pacific Corp. 7.75% 3/15/13		150,000		156,750
WCI Communities, Inc. 7.875% 10/1/13		40,000		40,600
				251,350
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14		30,000		31,050
Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10		40,000		44,400
AMC Entertainment, Inc. 9.875% 2/1/12		35,000		36,750
AOL Time Warner, Inc. 7.625% 4/15/31		100,000		117,477
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(h)		90,000		95,400
8% 4/15/12 (e)		130,000		132,600
CanWest Media, Inc. 8% 9/15/12 (e)		30,000		31,350
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11		20,000		20,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)		80,000		80,000
Corus Entertainment, Inc. 8.75% 3/1/12		240,000		258,000
Cox Communications, Inc. 7.125% 10/1/12		100,000		109,059
CSC Holdings, Inc.:
7.625% 4/1/11		170,000		176,800
7.625% 7/15/18		20,000		20,800
Dex Media, Inc.:
0% 11/15/13 (c)		25,000		19,125
8% 11/15/13		110,000		118,800
Houghton Mifflin Co. 9.875% 2/1/13		170,000		175,100
Kabel Deutschland GmbH 10.625% 7/1/14 (e)		40,000		44,400
LBI Media Holdings, Inc. 0% 10/15/13 (c)		90,000		66,150

		Principal Amount		Value
LBI Media, Inc. 10.125% 7/15/12		$ 160,000		$ 177,600
Liberty Media Corp. 8.25% 2/1/30		185,000		187,596
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)		80,000		81,600
News America, Inc. 6.2% 12/15/34 (e)		250,000		247,192
Nexstar Broadcasting, Inc. 7% 1/15/14		60,000		56,700
PanAmSat Corp. 9% 8/15/14		40,000		42,200
PRIMEDIA, Inc. 7.625% 4/1/08		155,000		156,938
Radio One, Inc. 6.375% 2/15/13 (e)		30,000		29,400
Rogers Cable, Inc. 6.75% 3/15/15		120,000		118,050
Time Warner, Inc. 6.625% 5/15/29		105,000		110,320
Videotron Ltee 6.875% 1/15/14		110,000		110,550
				2,864,857
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07		125,000		127,813
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14		155,000		149,575
9% 6/15/12		45,000		45,900
Sonic Automotive, Inc. 8.625% 8/15/13		110,000		108,900
				304,375
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 7.73% 4/1/12 (e)(h)		60,000		59,100
TOTAL CONSUMER DISCRETIONARY				5,746,084
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc.:
6.875% 5/1/29		50,000		49,125
8.25% 7/15/10		120,000		129,600
Jean Coutu Group, Inc.:
7.625% 8/1/12		30,000		30,525
8.5% 8/1/14		70,000		67,900
NeighborCare, Inc. 6.875% 11/15/13		75,000		77,250
Rite Aid Corp.:
6% 12/15/05 (e)		35,000		35,131
9.5% 2/15/11		60,000		63,600
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (h)		60,000		59,400
				512,531
Food Products - 0.1%
Del Monte Corp. 6.75% 2/15/15 (e)		50,000		48,750
Doane Pet Care Co. 10.75% 3/1/10		45,000		48,600
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Group, Inc. 8.875% 8/1/11		$ 20,000		$ 22,250
Smithfield Foods, Inc. 7% 8/1/11		140,000		143,500
United Agriculture Products, Inc. 9% 12/15/11		27,000		28,080
				291,180
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11		26,000		29,900
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13		110,000		118,034
TOTAL CONSUMER STAPLES				951,645
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc. 9% 12/15/09		20,000		21,700
Hanover Compressor Co.:
8.625% 12/15/10		30,000		32,400
9% 6/1/14		30,000		33,225
Hornbeck Offshore Services, Inc. 6.125% 12/1/14		75,000		74,250
Petronas Capital Ltd. 7% 5/22/12 (e)		395,000		435,248
Pride International, Inc. 7.375% 7/15/14		40,000		43,200
Seabulk International, Inc. 9.5% 8/15/13		80,000		92,000
				732,023
Oil & Gas - 1.0%
Amerada Hess Corp.:
6.65% 8/15/11		25,000		26,773
7.125% 3/15/33		75,000		83,401
7.375% 10/1/09		60,000		65,792
Chesapeake Energy Corp.:
7.5% 9/15/13		70,000		75,425
7.5% 6/15/14		40,000		42,200
El Paso Corp.:
7% 5/15/11		90,000		86,288
7.875% 6/15/12		85,000		84,681
El Paso Energy Corp.:
6.95% 12/15/07		55,000		55,138
7.375% 12/15/12		30,000		28,913
El Paso Production Holding Co. 7.75% 6/1/13		180,000		183,600
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)		120,000		129,248

		Principal Amount		Value
EnCana Holdings Finance Corp. 5.8% 5/1/14		$ 80,000		$ 83,574
Enterprise Products Operating LP 5.75% 3/1/35 (e)		125,000		112,698
General Maritime Corp. 10% 3/15/13		120,000		132,900
Kinder Morgan Energy Partners LP:
5.125% 11/15/14		35,000		34,054
5.8% 3/15/35		100,000		94,711
Nexen, Inc. 5.875% 3/10/35		190,000		181,731
Overseas Shipholding Group, Inc. 8.25% 3/15/13		110,000		117,700
Pemex Project Funding Master Trust:
6.125% 8/15/08		400,000		410,000
7.875% 2/1/09 (h)		180,000		194,580
Plains Exploration & Production Co.:
7.125% 6/15/14		40,000		41,400
8.75% 7/1/12		60,000		64,500
Range Resources Corp. 7.375% 7/15/13		110,000		114,400
Ship Finance International Ltd. 8.5% 12/15/13		245,000		242,550
Stone Energy Corp. 6.75% 12/15/14		20,000		19,300
Teekay Shipping Corp. 8.875% 7/15/11		100,000		111,250
The Coastal Corp.:
6.5% 5/15/06		15,000		15,056
6.5% 6/1/08		75,000		73,031
7.5% 8/15/06		90,000		91,575
7.625% 9/1/08		10,000		10,038
7.75% 6/15/10		35,000		34,869
Venoco, Inc. 8.75% 12/15/11 (e)		60,000		62,100
Williams Companies, Inc.:
7.125% 9/1/11		125,000		130,469
7.5% 1/15/31		10,000		10,500
7.625% 7/15/19		105,000		114,450
8.75% 3/15/32		25,000		29,500
				3,388,395
TOTAL ENERGY				4,120,418
FINANCIALS - 2.5%
Capital Markets - 0.7%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)		62,000		70,680
Equinox Holdings Ltd. 9% 12/15/09		20,000		20,800
Goldman Sachs Group, Inc.:
5.25% 10/15/13		500,000		496,701
6.6% 1/15/12		410,000		443,678
Merrill Lynch & Co., Inc. 4.25% 2/8/10		480,000		467,238
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
3.875% 1/15/09		$ 500,000		$ 486,194
4.75% 4/1/14		75,000		71,409
6.6% 4/1/12		160,000		174,652
				2,231,352
Commercial Banks - 0.2%
Bank of America Corp.:
6.25% 4/15/12		125,000		135,022
7.4% 1/15/11		155,000		174,738
Korea Development Bank 3.875% 3/2/09		250,000		241,011
Wachovia Bank NA 4.875% 2/1/15		90,000		87,549
Wachovia Corp. 4.875% 2/15/14		25,000		24,393
				662,713
Consumer Finance - 0.4%
Capital One Bank 5% 6/15/09		250,000		251,120
Ford Motor Credit Co. 7% 10/1/13		275,000		266,397
General Motors Acceptance Corp. 6.875% 9/15/11		115,000		104,057
Household Finance Corp. 4.125% 11/16/09		300,000		291,696
Household International, Inc. 8.875% 2/15/08		150,000		156,023
MBNA Corp.:
6.25% 1/17/07		120,000		123,904
7.5% 3/15/12		175,000		197,329
				1,390,526
Diversified Financial Services - 0.5%
Alliance Capital Management LP 5.625% 8/15/06		150,000		152,640
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (c)		76,000		52,440
9.625% 11/15/09		170,000		132,600
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13		70,000		73,500
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13		39,000		43,500
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		130,000		145,600
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)		55,000		58,049
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)		50,000		51,997
7.45% 11/24/33 (e)		70,000		77,061

		Principal Amount		Value
J.P. Morgan Chase & Co. 6.75% 2/1/11		$ 635,000		$ 695,211
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		105,000		107,100
U.S. West Capital Funding, Inc. 6.375% 7/15/08		45,000		41,850
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		80,000		91,200
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (e)(h)		40,000		41,400
				1,764,148
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (e)		85,000		91,304
Provident Companies, Inc.:
7% 7/15/18		10,000		10,400
7.25% 3/15/28		15,000		15,056
UnumProvident Corp.:
6.75% 12/15/28		65,000		60,450
7.625% 3/1/11		55,000		59,125
				236,335
Real Estate - 0.4%
Arden Realty LP 5.25% 3/1/15		525,000		509,434
BRE Properties, Inc. 5.95% 3/15/07		250,000		257,185
EOP Operating LP:
4.65% 10/1/10		200,000		195,500
7% 7/15/11		200,000		220,260
Senior Housing Properties Trust:
7.875% 4/15/15		40,000		42,800
8.625% 1/15/12		80,000		88,400
Simon Property Group LP 5.625% 8/15/14		200,000		200,924
				1,514,503
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11		250,000		236,693
Independence Community Bank Corp. 3.75% 4/1/14 (h)		95,000		89,878
Washington Mutual, Inc.:
4.375% 1/15/08		90,000		89,653
4.625% 4/1/14		200,000		188,939
				605,163
TOTAL FINANCIALS				8,404,740
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
AmeriPath, Inc. 10.5% 4/1/13		80,000		80,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)		50,000		52,125
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Carriage Services, Inc. 7.875% 1/15/15 (e)		$ 50,000		$ 50,000
Community Health Systems, Inc. 6.5% 12/15/12 (e)		60,000		58,500
DaVita, Inc.:
6.625% 3/15/13 (e)		80,000		79,200
7.25% 3/15/15 (e)		165,000		161,700
HCA, Inc. 6.375% 1/15/15		70,000		69,476
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		130,000		135,525
National Nephrology Associates, Inc. 9% 11/1/11 (e)		30,000		33,263
Psychiatric Solutions, Inc. 10.625% 6/15/13		30,000		33,150
Rotech Healthcare, Inc. 9.5% 4/1/12		75,000		80,625
Tenet Healthcare Corp.:
6.375% 12/1/11		65,000		60,125
7.375% 2/1/13		80,000		75,200
9.875% 7/1/14		70,000		72,800
U.S. Oncology, Inc.:
9% 8/15/12 (e)		170,000		177,650
10.75% 8/15/14 (e)		50,000		54,250
				1,273,589
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)		45,000		33,975
TOTAL HEALTH CARE				1,307,564
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08		65,000		64,350
8.875% 5/1/11		25,000		25,125
Bombardier, Inc. 6.3% 5/1/14 (e)		200,000		168,000
				257,475
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		115,000		106,663
6.978% 10/1/12		45,123		45,665
7.377% 5/23/19		95,503		63,032
7.379% 5/23/16		67,347		44,449
7.8% 4/1/08		50,000		45,000
8.608% 10/1/12		75,000		68,250
10.18% 1/2/13		45,000		30,600

		Principal Amount		Value
Continental Airlines, Inc. pass thru trust certificates:
6.795% 2/2/20		$ 211,816		$ 177,925
6.9% 7/2/18		17,273		13,819
7.568% 12/1/06		20,000		15,600
8.312% 10/2/12		20,167		15,932
8.321% 11/1/06		10,000		9,900
Delta Air Lines, Inc. 9.5% 11/18/08 (e)		19,000		16,150
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		1,000		650
7.57% 11/18/10		80,000		74,569
7.779% 1/2/12		316,609		148,806
7.92% 5/18/12		75,000		41,250
Northwest Airlines, Inc. 7.875% 3/15/08		255,000		158,100
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17		23,850		19,080
7.626% 4/1/10		72,130		59,146
7.67% 1/2/15		20,905		15,679
				1,170,265
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14		80,000		80,000
Mueller Group, Inc. 7.4925% 11/1/11 (h)		80,000		81,200
Nortek, Inc. 8.5% 9/1/14		90,000		86,400
				247,600
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc. 5.75% 2/15/11		40,000		36,100
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (e)(h)		90,000		87,300
				123,400
Machinery - 0.1%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)		40,000		40,200
Invensys PLC 9.875% 3/15/11 (e)		195,000		195,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)		40,000		37,100
Terex Corp. 9.25% 7/15/11		195,000		212,063
				484,363
Marine - 0.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (e)		105,000		108,413
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)		30,000		23,100
OMI Corp. 7.625% 12/1/13		45,000		45,900
				177,413
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07		$ 20,000		$ 21,000
11.75% 6/15/09		60,000		60,000
				81,000
TOTAL INDUSTRIALS				2,541,516
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14		70,000		68,600
Lucent Technologies, Inc.:
6.45% 3/15/29		70,000		60,375
6.5% 1/15/28		30,000		25,800
Nortel Networks Corp. 6.125% 2/15/06		80,000		81,000
				235,775
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		200,000		202,000
Flextronics International Ltd.:
6.25% 11/15/14		10,000		9,550
6.5% 5/15/13		10,000		9,850
Sanmina-SCI Corp. 10.375% 1/15/10		85,000		94,350
Solectron Corp. 7.375% 3/1/06		115,000		116,438
				432,188
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16		50,000		45,750
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		170,000		171,700
Xerox Corp.:
7.125% 6/15/10		60,000		61,950
7.625% 6/15/13		70,000		73,150
				306,800
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
5.41% 7/15/09 (h)		70,000		71,750
6.875% 7/15/11		80,000		82,000
7.125% 7/15/14		80,000		82,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (e)(h)		30,000		30,300
6.875% 12/15/11 (e)		40,000		40,400

		Principal Amount		Value
8% 12/15/14 (e)		$ 20,000		$ 20,400
Semiconductor Note Participation Trust 0% 8/4/11 (e)		105,000		155,400
				483,050
TOTAL INFORMATION TECHNOLOGY				1,503,563
MATERIALS - 1.1%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14		50,000		51,500
Berry Plastics Corp. 10.75% 7/15/12		60,000		68,400
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)		30,000		21,000
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		110,000		122,788
Huntsman Advanced Materials LLC 11% 7/15/10 (e)		40,000		46,200
Huntsman International LLC 9.875% 3/1/09		60,000		64,800
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)		45,000		38,250
Lubrizol Corp.:
4.625% 10/1/09		80,000		78,806
5.5% 10/1/14		35,000		35,051
6.5% 10/1/34		65,000		67,897
Lyondell Chemical Co.:
9.5% 12/15/08		161,000		171,465
9.625% 5/1/07		30,000		31,950
Methanex Corp. yankee 7.75% 8/15/05		155,000		156,550
Millennium America, Inc. 9.25% 6/15/08		70,000		75,600
PolyOne Corp.:
8.875% 5/1/12		45,000		48,150
10.625% 5/15/10		25,000		27,688
The Scotts Co. 6.625% 11/15/13		50,000		50,000
				1,156,095
Construction Materials - 0.1%
RMCC Acquisition Co. 9.5% 11/1/12 (e)		180,000		178,200
Texas Industries, Inc. 10.25% 6/15/11		140,000		157,850
				336,050
Containers & Packaging - 0.3%
BWAY Corp. 10% 10/15/10		40,000		41,400
Crown European Holdings SA 10.875% 3/1/13		80,000		92,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		130,000		130,000
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (e)		50,000		48,500
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
7.75% 5/15/11		$ 50,000		$ 52,750
8.75% 11/15/12		25,000		27,188
8.875% 2/15/09		95,000		100,700
Owens-Illinois, Inc.:
7.35% 5/15/08		295,000		305,325
7.8% 5/15/18		45,000		45,900
Sealed Air Corp. 5.625% 7/15/13 (e)		30,000		30,343
				874,906
Metals & Mining - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14		60,000		56,700
Compass Minerals International, Inc. 0% 12/15/12 (c)		80,000		68,800
CSN Islands VIII Corp. 9.75% 12/16/13 (e)		100,000		103,500
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000		51,375
International Steel Group, Inc. 6.5% 4/15/14		85,000		86,700
Massey Energy Co. 6.625% 11/15/10		40,000		39,800
Novelis, Inc. 7.25% 2/15/15 (e)		260,000		256,100
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12		175,000		173,250
				836,225
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (e)		30,000		30,525
Georgia-Pacific Corp.:
7.5% 5/15/06		120,000		123,600
8% 1/15/24		35,000		39,244
8.125% 5/15/11		120,000		132,600
Norske Skog Canada Ltd. 8.625% 6/15/11		150,000		150,000
				475,969
TOTAL MATERIALS				3,679,245
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13		100,000		118,823
Bellsouth Capital Funding Corp. 7.875% 2/15/30		115,000		142,035
BellSouth Corp. 5.2% 9/15/14		55,000		54,409
British Telecommunications PLC 8.875% 12/15/30		200,000		266,498

		Principal Amount		Value
Deutsche Telekom International Finance BV 8.75% 6/15/30		$ 250,000		$ 326,963
France Telecom SA:
8% 3/1/11 (d)		105,000		120,145
8.75% 3/1/31 (d)		200,000		263,230
Koninklijke KPN NV yankee 8% 10/1/10		200,000		228,429
New Skies Satellites BV 7.4375% 11/1/11 (e)(h)		90,000		91,125
NTL Cable PLC 8.75% 4/15/14 (e)		45,000		48,600
Primus Telecommunications Group, Inc. 8% 1/15/14		60,000		42,600
Qwest Capital Funding, Inc.:
7% 8/3/09		60,000		55,800
7.75% 8/15/06		270,000		273,038
Qwest Communications International, Inc.:
7.5% 2/15/11 (e)		20,000		19,550
7.75% 2/15/14 (e)		120,000		117,300
Qwest Corp. 9.125% 3/15/12 (e)		85,000		92,438
Qwest Services Corp. 14% 12/15/10 (e)(h)		75,000		86,625
SBC Communications, Inc.:
6.15% 9/15/34		150,000		150,278
6.45% 6/15/34		55,000		57,249
Sprint Capital Corp. 6.875% 11/15/28		145,000		155,236
Telecom Italia Capital:
4.95% 9/30/14 (e)		95,000		91,001
5.25% 11/15/13		250,000		246,990
Verizon Global Funding Corp.:
7.25% 12/1/10		135,000		149,819
7.75% 12/1/30		200,000		241,720
				3,439,901
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09		100,000		96,172
AT&T Wireless Services, Inc. 7.875% 3/1/11		55,000		62,557
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)		30,000		30,600
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		80,000		87,800
10.75% 8/1/11		15,000		16,013
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		50,000		54,250
Inmarsat Finance PLC 7.625% 6/30/12		50,000		49,750
Intelsat Ltd.:
6.5% 11/1/13		90,000		72,225
7.625% 4/15/12		95,000		82,888
7.7938% 1/15/12 (e)(h)		70,000		70,350
Corporate Bonds - continued
		Principal Amount		Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13 (e)		$ 80,000		$ 80,600
Nextel Communications, Inc. 7.375% 8/1/15		160,000		170,400
Nextel Partners, Inc. 8.125% 7/1/11		80,000		84,400
Rogers Communications, Inc.:
6.135% 12/15/10 (h)		50,000		51,625
6.375% 3/1/14		115,000		111,263
7.25% 12/15/12		30,000		30,900
7.5% 3/15/15		70,000		72,100
8% 12/15/12		40,000		41,200
9.625% 5/1/11		40,000		45,200
Western Wireless Corp. 9.25% 7/15/13		100,000		113,500
				1,423,793
TOTAL TELECOMMUNICATION SERVICES				4,863,694
UTILITIES - 1.3%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)		170,000		181,475
Cleveland Electric Illuminating Co. 5.65% 12/15/13		145,000		147,516
Duke Capital LLC:
4.37% 3/1/09		400,000		393,227
6.75% 2/15/32		210,000		224,455
Exelon Corp. 6.75% 5/1/11		110,000		119,693
FirstEnergy Corp. 6.45% 11/15/11		25,000		26,376
Nevada Power Co.:
5.875% 1/15/15 (e)		30,000		29,100
10.875% 10/15/09		65,000		73,288
Niagara Mohawk Power Corp. 8.875% 5/15/07		75,000		81,747
Progress Energy, Inc. 7.1% 3/1/11		270,000		296,126
Reliant Energy, Inc.:
6.75% 12/15/14		35,000		32,550
9.25% 7/15/10		30,000		32,138
9.5% 7/15/13		10,000		10,850
Sierra Pacific Power Co. 6.25% 4/15/12		30,000		30,000
TECO Energy, Inc.:
6.125% 5/1/07		55,000		55,825
10.5% 12/1/07		105,000		118,125
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)		60,000		60,300
				1,912,791

		Principal Amount		Value
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10		$ 110,000		$ 125,442
Sonat, Inc.:
6.625% 2/1/08		65,000		63,619
6.75% 10/1/07		70,000		70,088
7.625% 7/15/11		20,000		19,600
Southern Natural Gas Co. 8.875% 3/15/10		40,000		43,150
Texas Eastern Transmission Corp. 7.3% 12/1/10		185,000		206,811
				528,710
Multi-Utilities & Unregulated Power - 0.6%
AES Corp.:
8.5% 11/1/07		19,000		19,333
8.75% 6/15/08		30,000		31,350
8.75% 5/15/13 (e)		170,000		185,300
8.875% 2/15/11		54,000		58,388
9% 5/15/15 (e)		90,000		98,663
9.375% 9/15/10		16,000		17,620
9.5% 6/1/09		144,000		156,960
Calpine Corp.:
8.41% 7/15/07 (e)(h)		78,800		68,359
8.5% 7/15/10 (e)		20,000		15,400
CMS Energy Corp.:
7.75% 8/1/10		125,000		129,688
8.5% 4/15/11		85,000		91,375
8.9% 7/15/08		125,000		133,438
9.875% 10/15/07		105,000		113,400
Constellation Energy Group, Inc. 7% 4/1/12		270,000		300,244
Dominion Resources, Inc. 6.25% 6/30/12		370,000		396,229
NRG Energy, Inc. 8% 12/15/13 (e)		94,000		99,640
				1,915,387
TOTAL UTILITIES				4,356,888
TOTAL NONCONVERTIBLE BONDS				37,475,357
TOTAL CORPORATE BONDS (Cost $37,007,311)			37,855,470
U.S. Government and Government Agency Obligations - 10.5%

U.S. Government Agency Obligations - 2.3%
Fannie Mae:
2.5% 6/15/06		410,000		403,680
3.25% 1/15/08		318,000		310,078
3.25% 8/15/08		400,000		386,901
3.25% 2/15/09		1,216,000		1,167,792
3.375% 12/15/08		140,000		135,371
U.S. Government and Government Agency Obligations - continued
		Principal Amount		Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
5.5% 3/15/11		$ 380,000		$ 396,917
6% 5/15/11		2,015,000		2,157,287
6.25% 2/1/11		280,000		299,190
Freddie Mac:
4% 6/12/13		1,575,000		1,480,966
6.625% 9/15/09		475,000		516,255
6.75% 3/15/31		404,000		492,638
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				7,747,075
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25		1,011,620		1,088,131
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		1,006,560		984,601
2% 1/15/14		3,096,000		3,168,954
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS				5,241,686
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bonds 6.25% 5/15/30		1,775,000		2,132,634
U.S. Treasury Notes:
1.625% 2/28/06		12,370,000		12,172,847
2.375% 8/15/06		448,000		440,492
3.125% 5/15/07		200,000		197,180
3.375% 10/15/09		4,000,000		3,872,812
4.25% 8/15/13		336,000		331,341
6.5% 2/15/10		220,000		242,249
7% 7/15/06		2,600,000		2,709,892
TOTAL U.S. TREASURY OBLIGATIONS				22,099,447
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,400,930)			35,088,208
U.S. Government Agency - Mortgage Securities - 9.7%

Fannie Mae - 9.1%
3.737% 1/1/35 (h)		28,554		28,229
3.83% 1/1/35 (h)		24,925		24,756
3.836% 6/1/33 (h)		16,286		16,112
3.84% 1/1/35 (h)		49,154		48,710
3.87% 1/1/35 (h)		24,632		24,541
3.913% 12/1/34 (h)		24,919		24,717
3.941% 10/1/34 (h)		22,780		22,608
3.98% 1/1/35 (h)		24,336		24,146
3.987% 12/1/34 (h)		24,183		23,997

		Principal Amount		Value
4% 1/1/35 (h)		$ 24,898		$ 24,704
4.017% 12/1/34 (h)		122,067		121,271
4.021% 12/1/34 (h)		24,782		24,606
4.023% 2/1/35 (h)		24,990		24,813
4.029% 1/1/35 (h)		24,053		24,002
4.037% 12/1/34 (h)		24,290		24,150
4.048% 1/1/35 (h)		24,930		24,749
4.052% 2/1/35 (h)		24,822		24,677
4.072% 12/1/34 (h)		24,979		24,833
4.105% 1/1/35 (h)		48,510		48,327
4.118% 1/1/35 (h)		38,179		38,005
4.118% 2/1/35 (h)		24,996		24,979
4.12% 2/1/35 (h)		24,793		24,677
4.127% 1/1/35 (h)		48,977		48,946
4.128% 2/1/35 (h)		73,922		73,614
4.144% 1/1/35 (h)		49,455		49,544
4.145% 2/1/35 (h)		49,790		49,573
4.17% 11/1/34 (h)		23,868		23,774
4.197% 1/1/35 (h)		24,839		24,788
4.2% 1/1/35 (h)		72,375		73,064
4.202% 1/1/35 (h)		48,964		48,229
4.23% 11/1/34 (h)		20,694		20,647
4.269% 10/1/34 (h)		49,144		49,162
4.305% 7/1/34 (h)		21,992		22,089
4.318% 3/1/33 (h)		17,023		16,801
4.324% 12/1/34 (h)		24,575		24,624
4.368% 2/1/34 (h)		48,980		48,705
4.4% 2/1/35 (h)		24,995		24,742
4.455% 3/1/35 (h)		25,000		24,795
4.484% 10/1/34 (h)		117,055		117,872
4.499% 3/1/35 (h)		49,995		49,532
4.5% 4/1/20 (f)		2,050,000		2,003,875
4.5% 7/1/33 to 10/1/33 (f)		3,341,884		3,175,877
4.5% 4/1/35 (f)		469,482		445,421
4.549% 8/1/34 (h)		43,642		44,085
4.587% 2/1/35 (h)		175,000		174,547
4.625% 2/1/35 (h)		59,522		59,478
4.67% 11/1/34 (h)		71,083		70,846
4.694% 11/1/34 (h)		73,237		72,843
4.742% 3/1/35 (h)		24,997		25,075
4.748% 7/1/34 (h)		67,121		67,294
4.826% 1/1/35 (h)		64,027		63,773
5% 11/1/17 to 8/1/18		4,156,839		4,159,241
5% 4/1/35 (f)		1,275,000		1,247,109
5% 6/1/35 (f)		3,000,000		2,926,875
5.5% 2/1/11 to 6/1/29		1,280,663		1,304,327
5.5% 4/1/35 (f)		7,935,130		7,950,008
6% 4/1/09 to 3/1/33 (f)		2,488,818		2,560,316
6% 4/1/35		374,817		383,157
6.5% 6/1/15 to 7/1/32		1,590,481		1,657,586
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount		Value
Fannie Mae - continued
7% 12/1/24 to 2/1/28		$ 119,359		$ 126,448
7.5% 10/1/26 to 8/1/28		427,522		458,654
TOTAL FANNIE MAE				30,458,945
Freddie Mac - 0.3%
4.232% 1/1/35 (h)		101,580		101,473
4.37% 3/1/35 (h)		50,000		49,342
4.401% 2/1/35 (h)		50,000		49,342
4.434% 2/1/35 (h)		75,000		74,871
4.441% 2/1/34 (h)		38,848		38,574
4.444% 3/1/35 (h)		25,000		24,789
4.491% 3/1/35 (h)		75,000		74,247
4.504% 3/1/35 (h)		25,000		24,763
4.564% 2/1/35 (h)		50,000		49,750
4.985% 8/1/33 (h)		22,892		23,113
6% 5/1/33		292,353		300,056
7.5% 1/1/27		30,688		32,981
TOTAL FREDDIE MAC				843,301
Government National Mortgage Association - 0.3%
6.5% 10/15/27 to 9/15/32		498,716		522,253
7% 1/15/28 to 7/15/32		392,786		415,398
7.5% 6/15/27 to 3/15/28		132,917		142,772
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				1,080,423
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,372,131)			32,382,669
Asset-Backed Securities - 1.4%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.35% 2/25/34 (h)		50,000		50,007
Class M2, 3.95% 2/25/34 (h)		50,000		50,020
Series 2005-SD1 Class A1, 3.25% 11/25/50 (h)		62,426		62,445
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (e)		200,000		197,280
American Express Credit Account Master Trust Series 2001-6 Class B, 3.16% 12/15/08 (h)		200,000		200,510
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.28% 4/25/34 (h)		25,000		25,000
Class M2, 3.33% 4/25/34 (h)		25,000		25,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.95% 1/25/32 (h)		45,000		45,129

		Principal Amount		Value
Argent Securities, Inc. Series 2004-W5 Class M1, 3.45% 4/25/34 (h)		$ 75,000		$ 75,094
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.61% 7/15/11 (h)		105,000		106,916
Series 2004-6 Class B, 4.15% 7/16/12		125,000		121,748
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.76% 2/9/09 (h)		250,000		253,224
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.35% 5/25/34 (h)		100,000		100,226
Series 2004-3 Class M1, 3.35% 6/25/34 (h)		25,000		25,024
Series 2004-4:
Class A, 3.22% 8/25/34 (h)		68,820		68,890
Class M1, 3.33% 7/25/34 (h)		75,000		75,291
Class M2, 3.38% 6/25/34 (h)		80,000		80,299
Series 2005-1:
Class MV1, 3.25% 7/25/35 (h)		60,000		59,944
Class MV2, 3.24% 5/25/35 (h)		70,000		69,967
Class MV3, 3.25% 5/25/35 (h)		30,000		29,986
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08		600,000		612,940
Series 2003-4 Class B1, 3.14% 5/16/11 (h)		155,000		155,933
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.4% 1/25/34 (h)		75,000		74,999
Class M2, 4% 1/25/34 (h)		100,000		99,999
Series 2005-A:
Class M1, 3.28% 1/25/35 (h)		25,000		25,031
Class M2, 3.31% 1/25/35 (h)		50,000		50,079
Class M3, 3.34% 1/25/35 (h)		25,000		25,039
Class M4, 3.53% 1/25/35 (h)		25,000		25,067
Class M5, 3.55% 1/25/35 (h)		25,000		25,086
Class M6, 3.63% 1/25/35 (h)		25,000		25,057
Home Equity Asset Trust Series 2002-4 Class M2, 4.9% 3/25/33 (h)		25,000		25,408
IXIS Real Estate Capital Trust Series 2005-HE1:
Class M1, 3.32% 6/25/35 (h)		250,000		250,000
Class M2, 3.34% 6/25/35 (h)		150,000		150,000
Class M3, 3.37% 6/25/35 (h)		125,000		125,000
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08		200,000		204,133
Asset-Backed Securities - continued
		Principal Amount		Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.35% 7/25/34 (h)		$ 50,000		$ 49,999
Class M3, 3.8% 7/25/34 (h)		25,000		25,000
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.75% 5/25/33 (h)		25,000		25,314
Series 2003-NC5 Class M2, 4.85% 4/25/33 (h)		50,000		50,821
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.9% 11/25/32 (h)		45,000		45,419
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)		100,000		28,250
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.37% 1/25/35 (h)		75,000		75,098
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09		365,000		370,184
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.21% 2/25/34 (h)		27,921		27,921
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10		305,000		302,593
TOTAL ASSET-BACKED SECURITIES (Cost $4,574,041)			4,596,370
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.5%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.18% 5/25/35 (h)		144,224		144,410
Series 2005-2 Class 6A2, 3.13% 6/25/35 (h)		72,915		72,963
Series 2005-3 Class 8A2, 3.09% 6/25/35 (h)		325,000		325,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.13% 1/25/35 (h)		194,485		194,485
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.22% 4/25/34 (h)		55,580		55,646
Impac CMB Trust floater Series 2005-1:
Class M1, 3.31% 4/25/35 (h)		74,356		74,403
Class M2, 3.35% 4/25/35 (h)		114,013		114,084
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		20,844		21,091
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16		34,178		34,939

		Principal Amount		Value
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (h)		$ 147,612		$ 147,612
Series 2005-2 Class A2, 3.36% 3/20/35 (h)		214,054		214,054
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4 Class 2A2, 4.543% 4/25/35 (h)		230,000		227,941
TOTAL PRIVATE SPONSOR				1,626,628
U.S. Government Agency - 0.3%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17		380,000		373,871
4.5% 7/25/18		170,000		164,476
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class LD, 4.5% 3/15/17		560,000		546,910
Series 2885 Class PC, 4.5% 3/15/18		165,000		162,462
TOTAL U.S. GOVERNMENT AGENCY				1,247,719
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,909,199)			2,874,347
Commercial Mortgage Securities - 1.3%

Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 3.21% 4/25/34 (e)(h)		88,296		88,027
Series 2004-3 Class A1, 3.22% 1/25/35 (e)(h)		147,691		147,760
COMM:
floater:
Series 2002-FL7 Class D, 3.38% 11/15/14 (e)(h)		45,000		45,076
Series 2003-FL9 Class B, 3.31% 11/15/15 (e)(h)		66,662		66,832
Series 2004-LBN2 Class X2, 1.1157% 3/10/39 (e)(h)(i)		307,358		12,457
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41		250,000		273,151
Series 2000-C1 Class A2, 7.545% 4/15/62		500,000		556,649
Series 2004-C1 Class A3, 4.321% 1/15/37		95,000		92,435
Commercial Mortgage Securities - continued
		Principal Amount		Value
CS First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class D, 7.27% 1/17/35		$ 150,000		$ 162,888
Series 2004-C1 Class ASP, 1.0443% 1/15/37 (e)(h)(i)		1,463,157		57,310
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33		500,000		559,022
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38		251,073		260,315
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)		130,000		142,080
Series 2003-C1 Class A2A, 3.59% 1/10/40		125,000		122,606
Series 1998-GLII Class E, 6.9683% 4/13/31 (h)		120,000		126,427
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32		225,000		251,367
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)		110,000		102,168
Class C, 4.13% 11/20/37 (e)		110,000		97,999
Merrill Lynch Mortgage Trust sequential pay Series 2004-KEY2 Class A2, 4.166% 8/12/39		215,000		210,013
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41		105,000		102,056
Series 2005-IQ9 Class X2, 0.8417% 7/15/56 (e)(h)(i)		1,285,000		70,653
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)		500,000		525,804
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35		165,000		163,511
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,108,710)			4,236,606
Foreign Government and Government Agency Obligations - 0.5%

Chilean Republic 7.125% 1/11/12		190,000		212,230
Israeli State 4.625% 6/15/13		30,000		28,594
Italian Republic 4.5% 1/21/15		465,000		450,836
Korean Republic 4.875% 9/22/14		50,000		48,304
United Mexican States:
5.875% 1/15/14		60,000		59,550

		Principal Amount		Value
6.375% 1/16/13		$ 300,000		$ 311,250
6.75% 9/27/34		270,000		263,520
7.5% 4/8/33		175,000		185,850
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,551,700)			1,560,134
Floating Rate Loans - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (h)		190,000		196,413
TOTAL FLOATING RATE LOANS (Cost $190,755)			196,413
Money Market Funds - 10.7%
		Shares
Fidelity Cash Central Fund, 2.73% (b) (Cost $35,775,738)		35,775,738	35,775,738
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $322,606,856)			348,852,980
NET OTHER ASSETS - (4.3)%			(14,294,467)
NET ASSETS - 100%			$ 334,558,513
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)

	March 2010	$ 250,000	$ 126
Receive annually a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2015	250,000	(707)
TOTAL CREDIT DEFAULT SWAP		500,000	(581)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	6,000,000	(16,106)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	250,000	(1,933)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	250,000	(2,426)
TOTAL INTEREST RATE SWAP		6,500,000	(20,465)

	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	$ 500,000	$ (6,070)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	2,500,000	(21,188)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	570,000	(4,640)
Receive monthly a return equal to that of Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	1,430,000	(16,636)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	500,000	(15,686)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap

Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America

	April 2005	$ 490,000	$ (8,856)
TOTAL TOTAL RETURN SWAP		5,990,000	(73,076)
		$ 12,990,000	$ (94,122)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,856,318 or 2.3% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $322,886,125. Net unrealized appreciation aggregated $25,966,855, of which $36,081,808 related to appreciated investment securities and $10,114,953 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2005

1.799855.101

VIPDCA-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 0.0%
Delphi Corp.	1,300	$ 5,824
Hotels, Restaurants & Leisure - 2.2%
Carnival Corp. unit	3,200	165,792
International Game Technology	900	23,994
Royal Caribbean Cruises Ltd.	7,200	321,768
Starbucks Corp. (a)	500	25,830
WMS Industries, Inc. (a)	2,800	78,848
		616,232
Household Durables - 1.7%
Harman International Industries, Inc.	5,100	451,146
Toll Brothers, Inc. (a)	500	39,425
		490,571
Internet & Catalog Retail - 7.4%
Blue Nile, Inc.	4,900	135,485
eBay, Inc. (a)	51,800	1,930,068
Hollywood Media Corp. (a)	1,400	7,000
Provide Commerce, Inc. (a)	500	14,440
		2,086,993
Media - 8.8%
DreamWorks Animation SKG, Inc. Class A	13,400	545,514
Getty Images, Inc. (a)	5,200	369,772
News Corp. Class B	9,800	172,578
NTL, Inc. (a)	12,559	799,632
Omnicom Group, Inc.	5,100	451,452
Univision Communications, Inc. Class A (a)	900	24,921
Walt Disney Co.	1,200	34,476
XM Satellite Radio Holdings, Inc. Class A (a)	3,600	113,400
		2,511,745
Specialty Retail - 0.7%
Chico's FAS, Inc. (a)	7,100	200,646
TOTAL CONSUMER DISCRETIONARY		5,912,011
ENERGY - 14.5%
Energy Equipment & Services - 8.1%
BJ Services Co.	5,000	259,400
ENSCO International, Inc.	3,060	115,240
Grant Prideco, Inc. (a)	15,380	371,581
Grey Wolf, Inc. (a)	5,600	36,848
Halliburton Co.	5,800	250,850
Nabors Industries Ltd. (a)	1,800	106,452
National Oilwell Varco, Inc. (a)	8,988	419,740
Pride International, Inc. (a)	17,090	424,516
Rowan Companies, Inc.	6,960	208,313

	Shares	Value
Smith International, Inc.	930	$ 58,339
Weatherford International Ltd. (a)	1,010	58,519
		2,309,798
Oil & Gas - 6.4%
Exxon Mobil Corp.	900	53,640
Frontline Ltd. (c)	2,300	109,970
Frontline Ltd. (NY Shares)	2,000	98,000
General Maritime Corp. (a)	900	43,596
OMI Corp.	14,100	270,015
Ship Finance International Ltd.:
(Norway)	230	4,537
(NY Shares)	394	7,998
Teekay Shipping Corp.	16,300	732,685
Top Tankers, Inc.	16,500	306,075
Tsakos Energy Navigation Ltd.	3,300	145,299
Valero Energy Corp.	500	36,635
		1,808,450
TOTAL ENERGY		4,118,248
FINANCIALS - 9.6%
Capital Markets - 4.4%
Ameritrade Holding Corp. (a)	26,530	270,871
Calamos Asset Management, Inc. Class A	4,900	131,908
E*TRADE Financial Corp. (a)	16,400	196,800
Goldman Sachs Group, Inc.	1,200	131,988
Lehman Brothers Holdings, Inc.	900	84,744
Merrill Lynch & Co., Inc.	2,700	152,820
Morgan Stanley	1,700	97,325
UBS AG (NY Shares)	2,000	168,800
		1,235,256
Consumer Finance - 0.3%
American Express Co.	1,400	71,918
First Marblehead Corp. (a)	300	17,259
		89,177
Diversified Financial Services - 0.3%
CIT Group, Inc.	1,400	53,200
J.P. Morgan Chase & Co.	900	31,140
		84,340
Insurance - 4.5%
ACE Ltd.	3,200	132,064
American International Group, Inc.	20,600	1,141,446
		1,273,510
Thrifts & Mortgage Finance - 0.1%
Golden West Financial Corp., Delaware	500	30,250
TOTAL FINANCIALS		2,712,533
HEALTH CARE - 5.8%
Biotechnology - 0.5%
Celgene Corp. (a)	2,000	68,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genentech, Inc. (a)	1,100	$ 62,271
OSI Pharmaceuticals, Inc. (a)	600	24,804
		155,175
Health Care Equipment & Supplies - 0.5%
Aspect Medical Systems, Inc. (a)	3,100	66,929
Cytyc Corp. (a)	1,700	39,117
DENTSPLY International, Inc.	900	48,969
		155,015
Health Care Providers & Services - 4.6%
UnitedHealth Group, Inc.	13,530	1,290,491
Pharmaceuticals - 0.2%
Atherogenics, Inc. (a)	3,200	41,888
TOTAL HEALTH CARE		1,642,569
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	1,600	59,536
Airlines - 0.5%
AirTran Holdings, Inc. (a)	14,300	129,415
Commercial Services & Supplies - 2.9%
51job, Inc. sponsored ADR	100	1,699
Apollo Group, Inc. Class A (a)	900	66,654
Career Education Corp. (a)	11,600	397,416
Monster Worldwide, Inc. (a)	11,100	311,355
Robert Half International, Inc.	1,700	45,832
		822,956
TOTAL INDUSTRIALS		1,011,907
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 4.3%
Juniper Networks, Inc. (a)	18,700	412,522
MRV Communications, Inc. (a)	2,200	7,106
QUALCOMM, Inc.	6,100	223,565
Research In Motion Ltd. (a)	7,400	567,268
		1,210,461
Computers & Peripherals - 2.2%
Apple Computer, Inc. (a)	12,000	500,040
Network Appliance, Inc. (a)	1,400	38,724
Seagate Technology	4,200	82,110
		620,874
Electronic Equipment & Instruments - 0.2%
Cogent, Inc.	500	12,590
Digital Theater Systems, Inc. (a)	300	5,433
Dolby Laboratories, Inc. Class A	1,100	25,850
		43,873

	Shares	Value
Internet Software & Services - 15.8%
Google, Inc. Class A (sub. vtg.)	11,655	$ 2,103,842
NetRatings, Inc. (a)	7,200	109,800
Yahoo! Japan Corp. (a)	81	189,611
Yahoo! Japan Corp. New (a)	81	190,366
Yahoo!, Inc. (a)	55,600	1,884,840
		4,478,459
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	490	26,088
Cognizant Technology Solutions Corp. Class A (a)	3,300	152,460
		178,548
Semiconductors & Semiconductor Equipment - 9.9%
Analog Devices, Inc.	7,600	274,664
Applied Materials, Inc.	4,700	76,375
ASML Holding NV (NY Shares) (a)	8,020	134,495
Atmel Corp. (a)	13,300	39,235
Broadcom Corp. Class A (a)	1,500	44,880
Fairchild Semiconductor International, Inc. (a)	500	7,665
Freescale Semiconductor, Inc. Class B (a)	3,887	67,051
Integrated Circuit Systems, Inc. (a)	8,000	152,960
Intel Corp.	29,180	677,851
KLA-Tencor Corp.	7,200	331,272
Lam Research Corp. (a)	5,500	158,730
Linear Technology Corp.	1,600	61,296
National Semiconductor Corp.	9,200	189,612
SigmaTel, Inc. (a)	2,100	78,603
Teradyne, Inc. (a)	30,900	451,140
Vitesse Semiconductor Corp. (a)	24,500	65,660
		2,811,489
Software - 4.3%
Electronic Arts, Inc. (a)	1,300	67,314
NAVTEQ Corp.	900	39,015
Symantec Corp. (a)	25,400	541,782
Take-Two Interactive Software, Inc. (a)	5,000	195,500
VERITAS Software Corp. (a)	16,200	376,164
		1,219,775
TOTAL INFORMATION TECHNOLOGY		10,563,479
MATERIALS - 4.6%
Chemicals - 3.6%
Lyondell Chemical Co.	14,880	415,450
Monsanto Co.	5,800	374,100
Mosaic Co. (a)	8,000	136,480
NOVA Chemicals Corp.	2,200	93,974
		1,020,004
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.0%
Apex Silver Mines Ltd. (a)	16,300	$ 261,126
Newmont Mining Corp.	900	38,025
		299,151
TOTAL MATERIALS		1,319,155
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
Hutchison Telecommunications International Ltd. ADR	9,500	134,235
Nextel Communications, Inc. Class A (a)	9,540	271,127
		405,362
TOTAL COMMON STOCKS (Cost $25,317,785)		27,685,264
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 2.73% (b) (Cost $99,271)	99,271	99,271
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.51%, dated 3/31/05 due 4/1/05) (Cost $48,000)	$ 48,003	48,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $25,465,056)		27,832,535
NET OTHER ASSETS - 1.8%		523,137
NET ASSETS - 100%		$ 28,355,672
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $109,970 or 0.4% of net assets.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $25,645,633. Net unrealized appreciation aggregated $2,186,902, of which $3,659,089 related to appreciated investment securities and $1,472,187 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2005

1.799851.101

VIPGI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
CONSUMER DISCRETIONARY - 23.7%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	152,200	$ 7,885,482
Media - 19.3%
E.W. Scripps Co. Class A	708,600	34,544,250
EchoStar Communications Corp. Class A	3,995,800	116,877,150
Harte-Hanks, Inc.	187,700	5,173,012
News Corp. Class B	1,131,000	19,916,910
Omnicom Group, Inc.	1,426,200	126,247,225
		302,758,547
Multiline Retail - 2.9%
Kohl's Corp. (a)	885,100	45,697,713
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc.	202,100	8,110,273
Reebok International Ltd.	150,100	6,649,430
		14,759,703
TOTAL CONSUMER DISCRETIONARY		371,101,445
CONSUMER STAPLES - 14.5%
Beverages - 0.9%
The Coca-Cola Co.	339,800	14,159,466
Food & Staples Retailing - 6.7%
Costco Wholesale Corp.	502,400	22,196,032
Wal-Mart Stores, Inc.	1,129,600	56,604,256
Walgreen Co.	594,400	26,403,248
		105,203,536
Food Products - 0.1%
Campbell Soup Co.	41,700	1,210,134
ConAgra Foods, Inc.	16,600	448,532
		1,658,666
Household Products - 3.1%
Clorox Co.	8,300	522,817
Colgate-Palmolive Co.	314,400	16,402,248
Kimberly-Clark Corp.	474,100	31,162,593
		48,087,658
Personal Products - 2.1%
Gillette Co.	644,400	32,529,312
Tobacco - 1.6%
Altria Group, Inc.	384,660	25,152,917
TOTAL CONSUMER STAPLES		226,791,555
ENERGY - 5.6%
Oil & Gas - 5.6%
BP PLC sponsored ADR	388,900	24,267,360
Exxon Mobil Corp.	1,054,056	62,821,738
Williams Companies, Inc.	19,900	374,319
		87,463,417

	Shares	Value
FINANCIALS - 22.1%
Capital Markets - 12.3%
Goldman Sachs Group, Inc.	284,200	$ 31,259,158
Merrill Lynch & Co., Inc.	1,146,000	64,863,600
Morgan Stanley	1,466,300	83,945,675
Northern Trust Corp.	308,600	13,405,584
		193,474,017
Commercial Banks - 5.0%
Wells Fargo & Co.	1,304,200	77,991,160
Consumer Finance - 0.9%
American Express Co.	274,500	14,101,065
Insurance - 3.9%
Allstate Corp.	180,000	9,730,800
American International Group, Inc.	557,305	30,880,270
PartnerRe Ltd.	111,600	7,209,360
St. Paul Travelers Companies, Inc.	344,239	12,643,898
		60,464,328
TOTAL FINANCIALS		346,030,570
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	109,600	9,786,184
Pharmaceuticals - 1.7%
Abbott Laboratories	206,500	9,627,030
Pfizer, Inc.	513,800	13,497,526
Wyeth	91,100	3,842,598
		26,967,154
TOTAL HEALTH CARE		36,753,338
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	115,500	7,052,430
Northrop Grumman Corp.	169,300	9,138,814
		16,191,244
Electrical Equipment - 0.2%
Roper Industries, Inc.	33,500	2,194,250
Industrial Conglomerates - 2.4%
General Electric Co.	1,042,800	37,603,368
Road & Rail - 0.6%
Union Pacific Corp.	136,200	9,493,140
TOTAL INDUSTRIALS		65,482,002
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,304,800	23,342,872
Lucent Technologies, Inc. warrants 12/10/07 (a)	7,882	5,281
		23,348,153
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.6%
Diebold, Inc.	170,097	$ 9,329,820
IT Services - 0.5%
Paychex, Inc.	241,819	7,936,500
Software - 3.1%
Microsoft Corp.	2,007,100	48,511,607
TOTAL INFORMATION TECHNOLOGY		89,126,080
MATERIALS - 2.1%
Containers & Packaging - 2.1%
Packaging Corp. of America	186,400	4,527,656
Smurfit-Stone Container Corp. (a)	1,890,800	29,250,676
		33,778,332
TELECOMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 11.5%
BellSouth Corp.	3,183,000	83,681,070
SBC Communications, Inc.	1,098,230	26,017,069
Verizon Communications, Inc.	1,983,900	70,428,450
		180,126,589
TOTAL COMMON STOCKS (Cost $1,288,221,055)		1,436,653,328
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 2.73% (b) (Cost $131,060,621)	131,060,621	131,060,621
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,419,281,676)		1,567,713,949
NET OTHER ASSETS - 0.0%		(435,748)
NET ASSETS - 100%		$ 1,567,278,201
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,420,814,499. Net unrealized appreciation aggregated $146,899,450, of which $226,183,975 related to appreciated investment securities and $79,284,525 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2005

1.799866.101

VIPGRO-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Automobiles - 0.6%
Harley-Davidson, Inc.	70,400	$ 4,066,304
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. unit	95,200	4,932,312
Hilton Hotels Corp.	210,170	4,697,300
Royal Caribbean Cruises Ltd.	23,500	1,050,215
Starwood Hotels & Resorts Worldwide, Inc. unit	85,200	5,114,556
		15,794,383
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	40,900	1,523,934
Leisure Equipment & Products - 0.3%
Brunswick Corp.	46,700	2,187,895
Media - 8.2%
Clear Channel Communications, Inc.	33,600	1,158,192
Grupo Televisa SA de CV sponsored ADR	20,400	1,199,520
Lamar Advertising Co. Class A (a)	45,600	1,837,224
McGraw-Hill Companies, Inc.	113,283	9,883,942
News Corp.:
Class A	500,412	8,466,971
Class B	286,400	5,043,504
Omnicom Group, Inc.	127,500	11,286,300
Time Warner, Inc. (a)	67,600	1,186,380
Univision Communications, Inc. Class A (a)	269,700	7,467,993
Viacom, Inc. Class B (non-vtg.)	47,120	1,641,190
Walt Disney Co.	255,700	7,346,261
		56,517,477
Multiline Retail - 1.5%
Federated Department Stores, Inc.	85,000	5,409,400
Nordstrom, Inc.	92,200	5,106,036
		10,515,436
Specialty Retail - 2.4%
Home Depot, Inc.	130,800	5,001,792
Staples, Inc.	286,997	9,020,316
Tiffany & Co., Inc.	68,200	2,354,264
		16,376,372
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	13,200	1,099,692
Polo Ralph Lauren Corp. Class A	13,400	519,920
		1,619,612
TOTAL CONSUMER DISCRETIONARY		108,601,413
CONSUMER STAPLES - 10.5%
Beverages - 1.3%
PepsiCo, Inc.	80,600	4,274,218
The Coca-Cola Co.	115,700	4,821,219
		9,095,437

	Shares	Value
Food & Staples Retailing - 3.2%
CVS Corp.	158,400	$ 8,335,008
Wal-Mart Stores, Inc.	169,200	8,478,612
Walgreen Co.	108,900	4,837,338
		21,650,958
Food Products - 1.7%
Archer-Daniels-Midland Co.	136,100	3,345,338
Bunge Ltd.	53,300	2,871,804
Dean Foods Co. (a)	59,700	2,047,710
Hershey Foods Corp.	27,200	1,644,512
Kellogg Co.	33,100	1,432,237
The J.M. Smucker Co.	12,700	638,810
		11,980,411
Household Products - 0.9%
Colgate-Palmolive Co.	25,000	1,304,250
Procter & Gamble Co.	93,540	4,957,620
		6,261,870
Personal Products - 2.0%
Gillette Co.	269,670	13,612,942
Tobacco - 1.4%
Altria Group, Inc.	146,020	9,548,248
TOTAL CONSUMER STAPLES		72,149,866
ENERGY - 8.0%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	65,700	2,922,993
Halliburton Co.	171,500	7,417,375
Schlumberger Ltd. (NY Shares)	210,600	14,843,088
		25,183,456
Oil & Gas - 4.3%
BP PLC sponsored ADR	109,490	6,832,176
Exxon Mobil Corp.	329,700	19,650,120
Plains Exploration & Production Co. (a)	27,200	949,280
Total SA sponsored ADR	20,400	2,391,492
		29,823,068
TOTAL ENERGY		55,006,524
FINANCIALS - 15.7%
Capital Markets - 6.1%
E*TRADE Financial Corp. (a)	322,500	3,870,000
Goldman Sachs Group, Inc.	131,600	14,474,684
Lehman Brothers Holdings, Inc.	48,200	4,538,512
Merrill Lynch & Co., Inc.	218,200	12,350,120
Morgan Stanley	123,100	7,047,475
		42,280,791
Commercial Banks - 3.6%
Bank of America Corp.	454,400	20,039,040
Wells Fargo & Co.	81,400	4,867,720
		24,906,760
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.5%
American Express Co.	239,200	$ 12,287,704
SLM Corp.	95,300	4,749,752
		17,037,456
Diversified Financial Services - 1.0%
Citigroup, Inc.	156,407	7,028,931
Insurance - 2.5%
ACE Ltd.	80,030	3,302,838
AFLAC, Inc.	27,200	1,013,472
American International Group, Inc.	200,662	11,118,681
Genworth Financial, Inc. Class A	54,500	1,499,840
		16,934,831
TOTAL FINANCIALS		108,188,769
HEALTH CARE - 10.5%
Biotechnology - 0.4%
Genentech, Inc. (a)	26,200	1,483,182
Genzyme Corp. - General Division (a)	26,400	1,511,136
		2,994,318
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	29,800	2,660,842
Becton, Dickinson & Co.	102,200	5,970,524
Boston Scientific Corp. (a)	20,300	594,587
C.R. Bard, Inc.	47,600	3,240,608
Dade Behring Holdings, Inc. (a)	47,500	2,799,175
Medtronic, Inc.	68,400	3,484,980
Palomar Medical Technologies, Inc. (a)	27,200	733,584
St. Jude Medical, Inc. (a)	55,260	1,989,360
		21,473,660
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	108,500	10,348,730
Pharmaceuticals - 5.5%
Abbott Laboratories	44,430	2,071,327
Johnson & Johnson	229,900	15,440,084
Merck & Co., Inc.	80,000	2,589,600
Pfizer, Inc.	374,693	9,843,185
Schering-Plough Corp.	68,100	1,236,015
Sepracor, Inc. (a)	20,000	1,148,200
Wyeth	131,700	5,555,106
		37,883,517
TOTAL HEALTH CARE		72,700,225
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	212,900	7,922,009
Lockheed Martin Corp.	6,500	396,890

	Shares	Value
Northrop Grumman Corp.	26,200	$ 1,414,276
The Boeing Co.	114,100	6,670,286
		16,403,461
Air Freight & Logistics - 2.3%
FedEx Corp.	156,500	14,703,175
United Parcel Service, Inc. Class B	17,000	1,236,580
		15,939,755
Commercial Services & Supplies - 0.5%
Robert Half International, Inc.	126,660	3,414,754
Construction & Engineering - 0.5%
Fluor Corp.	59,500	3,298,085
Electrical Equipment - 0.2%
American Power Conversion Corp.	47,700	1,245,447
Industrial Conglomerates - 6.1%
3M Co.	47,400	4,061,706
General Electric Co.	829,450	29,909,965
Tyco International Ltd.	242,900	8,210,020
		42,181,691
Machinery - 0.5%
Caterpillar, Inc.	22,500	2,057,400
Deere & Co.	26,700	1,792,371
		3,849,771
Road & Rail - 0.4%
Laidlaw International, Inc. (a)	40,000	832,000
Norfolk Southern Corp.	47,600	1,763,580
		2,595,580
TOTAL INDUSTRIALS		88,928,544
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	444,060	7,944,233
Juniper Networks, Inc. (a)	563,300	12,426,398
Motorola, Inc.	340,500	5,097,285
QUALCOMM, Inc.	330,000	12,094,500
		37,562,416
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	65,600	2,733,552
Dell, Inc. (a)	207,200	7,960,624
Diebold, Inc.	53,400	2,928,990
EMC Corp. (a)	163,200	2,010,624
Network Appliance, Inc. (a)	400,000	11,064,000
		26,697,790
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.)	20,400	3,682,404
Yahoo!, Inc. (a)	216,300	7,332,570
		11,014,974
IT Services - 0.0%
Affiliated Computer Services, Inc. Class A (a)	6,800	362,032
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.4%
Xerox Corp. (a)	192,200	$ 2,911,830
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	69,700	1,123,564
Altera Corp. (a)	54,500	1,078,010
Analog Devices, Inc.	112,100	4,051,294
Freescale Semiconductor, Inc. Class B (a)	96,286	1,660,934
Intel Corp.	400,110	9,294,555
Marvell Technology Group Ltd. (a)	61,300	2,350,242
National Semiconductor Corp.	259,400	5,346,234
Tessera Technologies, Inc. (a)	20,400	881,892
Texas Instruments, Inc.	310,200	7,906,998
		33,693,723
Software - 3.0%
Microsoft Corp.	473,520	11,444,978
Oracle Corp. (a)	231,800	2,892,864
Symantec Corp. (a)	166,066	3,542,188
VERITAS Software Corp. (a)	113,400	2,633,148
		20,513,178
TOTAL INFORMATION TECHNOLOGY		132,755,943
MATERIALS - 2.6%
Chemicals - 2.6%
Dow Chemical Co.	50,700	2,527,395
Monsanto Co.	132,600	8,552,700
Praxair, Inc.	143,300	6,858,338
		17,938,433
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
SBC Communications, Inc.	50,660	1,200,135
Verizon Communications, Inc.	68,100	2,417,550
		3,617,685
TOTAL COMMON STOCKS (Cost $528,478,561)		659,887,402
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 2.73% (b)	19,632,812	$ 19,632,812
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	754,800	754,800
TOTAL MONEY MARKET FUNDS (Cost $20,387,612)		20,387,612
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $548,866,173)		680,275,014
NET OTHER ASSETS - 1.4%		9,621,941
NET ASSETS - 100%		$ 689,896,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investments made with cash collateral received from securities on loan.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $550,528,808. Net unrealized appreciation aggregated $129,746,206, of which $142,995,011 related to appreciated investment securities and $13,248,805 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2005

1.799869.101

VIPMID-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.4%
Amerigon, Inc. (a)	100	$ 416
Autoliv, Inc.	159,500	7,600,175
Bharat Forge Ltd.	57,044	1,797,588
BorgWarner, Inc.	177,300	8,630,964
China Yuchai International Ltd. (a)	100	844
Continental AG	100	7,755
Gentex Corp.	330,800	10,552,520
IMPCO Technologies, Inc. (a)(d)	2,207,693	11,866,350
Johnson Controls, Inc.	200	11,152
LKQ Corp. (a)	270,137	5,421,650
Nokian Tyres Ltd.	96,700	15,580,679
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	346	1,601
		61,471,694
Automobiles - 0.2%
Bajaj Auto Ltd.	166,336	4,121,172
Denway Motors Ltd.	4,000	1,410
Fiat Spa sponsord ADR (a)	100	727
Geely Automobile Holdings Ltd. (a)	19,480,200	1,211,354
Harley-Davidson, Inc.	100	5,776
Hero Honda Motors Ltd.	94	1,179
Hyundai Motor Co.	11,500	621,622
Hyundai Motor Co. GDR (e)	100	2,717
Mahindra & Mahindra Ltd.	84,748	964,196
Maruti Udyog Ltd.	62,200	599,997
Thor Industries, Inc.	200	5,982
		7,536,132
Distributors - 0.0%
Educational Development Corp.	100	1,050
Eicher Motors Ltd.	3,172	22,489
Li & Fung Ltd.	2,000	3,641
		27,180
Hotels, Restaurants & Leisure - 2.6%
Accor SA	100	4,895
AFC Enterprises, Inc. (a)	100	2,551
Applebee's International, Inc.	150	4,134
BJ's Restaurants, Inc. (a)	100	1,939
Buffalo Wild Wings, Inc. (a)	172,800	6,537,024
Jack in the Box, Inc. (a)	100	3,710
Jurys Doyle Hotel Group PLC (Ireland)	100	1,517
Krispy Kreme Doughnuts, Inc. (a)	100	763
Kuoni Reisen Holding AG Class B (Reg.)	100	44,214
Outback Steakhouse, Inc.	558,900	25,592,031
P.F. Chang's China Bistro, Inc. (a)	100	5,980
Red Robin Gourmet Burgers, Inc. (a)	198,000	10,080,180
Royal Caribbean Cruises Ltd.	556,000	24,847,640
Sonic Corp. (a)	1,337,825	44,683,355
Total Entertainment Restaurant Corp. (a)	100	1,139
Urbium PLC	3,250	45,909
		111,856,981

	Shares	Value
Household Durables - 0.8%
Alba PLC	272,826	$ 2,763,471
Chitaly Holdings Ltd.	248,000	225,760
Fedders Corp.	100	278
Garmin Ltd.	51	2,362
George Wimpey PLC	100	831
Harman International Industries, Inc.	89,500	7,917,170
Hovnanian Enterprises, Inc. Class A (a)	200	10,200
LG Electronics, Inc.	167,270	11,195,172
Makita Corp. sponsored ADR	100	1,840
Rational AG	39,471	4,415,478
Sekisui House Ltd.	877,000	9,365,027
Skyworth Digital Holdings Ltd.	2,052	305
Tempur-Pedic International, Inc. (a)	100	1,866
Toll Brothers, Inc. (a)	100	7,885
William Lyon Homes, Inc. (a)	100	7,670
		35,915,315
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	200	1,514
Alloy, Inc. (a)	49,500	291,060
Audible, Inc. (a)	100	1,352
GSI Commerce, Inc. (a)	100	1,353
Overstock.com, Inc. (a)	44,400	1,908,756
Provide Commerce, Inc. (a)	65,200	1,882,976
Rakuten, Inc.	8,110	7,071,905
ValueVision Media, Inc. Class A (a)	100	1,237
		11,160,153
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	100	2,706
Asia Optical Co., Inc.	28,718	184,125
Beneteau SA	28,600	2,417,143
Jumbo SA (a)	493,090	4,717,059
Mega Bloks, Inc. (a)	100	1,588
Oakley, Inc.	100	1,282
Polaris Industries, Inc.	200	14,046
RC2 Corp. (a)	15,100	513,400
SCP Pool Corp.	225	7,169
SHIMANO, Inc.	100	3,357
Trigano SA	26,800	2,379,656
		10,241,531
Media - 0.7%
Astral Media, Inc. Class A (non-vtg.)	365,800	10,256,555
Central European Media Enterprises Ltd. Class A (a)	100	4,946
Chum Ltd. Class B (non-vtg.)	200	5,457
Clear Media Ltd. (a)	243,000	213,419
Cumulus Media, Inc. Class A (a)	100	1,425
E.W. Scripps Co. Class A	100	4,875
Gemstar-TV Guide International, Inc. (a)	100	435
Getty Images, Inc. (a)	100	7,111
Grupo Televisa SA de CV sponsored ADR	100	5,880
Harris Interactive, Inc. (a)	1,093,200	5,039,652
IMAX Corp. (a)	702,800	6,502,672
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Impresa SGPS (a)	100	$ 719
Insignia Systems, Inc. (a)	100	130
JC Decaux SA (a)	100	2,730
Modern Times Group AB (MTG) (B Shares) (a)	100	3,026
News Corp. Class A	204	3,452
Saga Communications, Inc. Class A (a)	100	1,610
Salem Communications Corp. Class A (a)	131,900	2,717,140
SBS Broadcasting SA (a)	100	4,466
Scholastic Corp. (a)	100	3,689
Sogecable SA (a)	100	4,004
Spanish Broadcasting System, Inc. Class A (a)	100	1,026
TiVo, Inc. (a)	100	517
Trader Classified Media NV (A Shares)	100	1,445
Zee Telefilms Ltd.	1,500,455	4,771,911
		29,558,292
Multiline Retail - 0.1%
99 Cents Only Stores (a)	100	1,317
Dollar General Corp.	100	2,191
Dollar Tree Stores, Inc. (a)	100	2,873
Don Quijote Co. Ltd.	113,100	6,634,637
Family Dollar Stores, Inc.	100	3,036
		6,644,054
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A	100	5,724
AC Moore Arts & Crafts, Inc. (a)	938,700	25,025,742
Advance Auto Parts, Inc. (a)	200	10,090
Aeropostale, Inc. (a)	100	3,275
Best Buy Co., Inc.	200	10,802
Blacks Leisure Group PLC	100	907
CarMax, Inc. (a)	506,400	15,951,600
Charming Shoppes, Inc. (a)	100	813
Chico's FAS, Inc. (a)	200	5,652
Cost Plus, Inc. (a)	100	2,688
Dixons Group PLC	2,150,000	6,206,175
Dixons Group PLC ADR	100	880
Edgars Consolidated Stores Ltd.	51,400	2,262,749
Esprit Holdings Ltd.	500	3,414
French Connection Group PLC	100	551
Genesco, Inc. (a)	100	2,842
Guitar Center, Inc. (a)	100	5,483
Hot Topic, Inc. (a)	296,183	6,471,599
KOMERI Co. Ltd.	672,100	17,770,142
Lithia Motors, Inc. Class A (sub. vtg.)	100	2,561
Michaels Stores, Inc.	200	7,260
Nitori Co. Ltd.	226,100	14,591,858
O'Reilly Automotive, Inc. (a)	100	4,953
Pacific Sunwear of California, Inc. (a)	164,700	4,608,306
Pantaloon Retail India Ltd.	48,056	850,319
Peacock Group PLC	1,271,844	6,206,954

	Shares	Value
PETsMART, Inc.	11,000	$ 316,250
Pier 1 Imports, Inc.	100	1,823
RONA, Inc. (a)	119,300	2,332,930
Ross Stores, Inc.	43,900	1,279,246
Sa Sa International Holdings Ltd.	2,000	962
Select Comfort Corp. (a)	100	2,044
Sharper Image Corp. (a)	100	1,661
Shimamura Co. Ltd.	100	7,657
TBC Corp. New (a)	100	2,786
The Bombay Company, Inc. (a)	100	530
Tiffany & Co., Inc.	57,100	1,971,092
Tractor Supply Co. (a)	100	4,365
Urban Outfitters, Inc. (a)	400	19,188
Williams-Sonoma, Inc. (a)	100	3,675
		105,957,548
Textiles, Apparel & Luxury Goods - 0.8%
Cherokee, Inc.	100	3,348
Columbia Sportswear Co. (a)	437,900	23,309,417
Compagnie Financiere Richemont unit	100	3,138
Folli Follie SA	80	2,271
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	100	4,250
K-Swiss, Inc. Class A	200	6,606
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100	2,914
NIKE, Inc. Class B	100	8,331
Polo Ralph Lauren Corp. Class A	100	3,880
Ports Design Ltd.	161,500	110,780
Quiksilver, Inc. (a)	200	5,806
Ted Baker PLC	989,708	9,510,479
The Swatch Group AG (Bearer)	100	13,741
Timberland Co. Class A (a)	100	7,093
Weyco Group, Inc.	100	4,378
Wolverine World Wide, Inc.	150	3,215
		32,999,647
TOTAL CONSUMER DISCRETIONARY		413,368,527
CONSUMER STAPLES - 6.5%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	2,190
Brick Brewing Co. Ltd. (a)	100	184
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,889
Fomento Economico Mexicano SA de CV sponsored ADR	100	5,355
Grupo Modelo SA de CV Series C	253,800	747,456
Hansen Natural Corp. (a)	100	6,007
Jones Soda Co. (a)	95,700	535,920
MGP Ingredients, Inc.	200	1,668
Pernod-Ricard	100	13,961
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,045
		1,316,675
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Central European Distribution Corp. (a)	150	$ 4,994
Massmart Holdings Ltd.	847,869	5,700,781
Metro AG	100	5,368
Plant Co. Ltd.	120,300	1,817,542
Shinsegae Co. Ltd.	3,490	1,075,297
Tesco PLC	100	598
Wal-Mart de Mexico SA de CV sponsored ADR	100	3,485
Whole Foods Market, Inc.	50,200	5,126,926
		13,734,991
Food Products - 5.6%
Archer-Daniels-Midland Co.	2,837,400	69,743,292
Barry Callebaut AG	85	20,265
Britannia Industries Ltd.	100	1,944
Bunge Ltd.	375,300	20,221,164
Chaoda Modern Agriculture (Holdings) Ltd.	3,327,400	1,311,856
Corn Products International, Inc.	1,552,800	40,357,272
Fresh Del Monte Produce, Inc.	100	3,052
Glanbia PLC	784,887	2,716,484
Global Bio-Chem Technology Group Co. Ltd.	6,022,000	3,783,318
Green Mountain Coffee Roasters, Inc. (a)	68	1,632
Groupe Danone	134,000	13,331,283
Heritage Foods (INDIA) Ltd.	100	156
Hershey Foods Corp.	274,200	16,578,132
Hormel Foods Corp.	100	3,111
IAWS Group PLC (Ireland)	25,450	384,988
Lindt & Spruengli AG	400	6,067,951
Lindt & Spruengli AG (participation certificate)	2,770	4,088,612
McCormick & Co., Inc. (non-vtg.)	496,000	17,077,280
Peet's Coffee & Tea, Inc. (a)	100	2,465
People's Food Holdings Ltd.	11,773,165	8,628,425
PT Indofood Sukses Makmur Tbk	56,655,500	6,939,086
Smithfield Foods, Inc. (a)	822,200	25,940,410
Wimm-Bill-Dann Foods OJSC ADR (a)	76,800	1,484,544
Wm. Wrigley Jr. Co.	58,400	3,829,288
		242,516,010
Household Products - 0.1%
Central Garden & Pet Co. Class A (a)	100	4,386
Godrej Consumer Products Ltd.	207,451	1,472,700
Hindustan Lever Ltd.	104,300	315,109
Kao Corp.	1,000	22,989
Reckitt Benckiser PLC	300	9,536
		1,824,720
Personal Products - 0.5%
Alberto-Culver Co.	150	7,179
Body Shop International PLC	100	377
Dabur India Ltd.	95	242
Estee Lauder Companies, Inc. Class A	100	4,498

	Shares	Value
Hengan International Group Co. Ltd.	14,372,600	$ 8,522,816
Kose Corp.	110	4,206
Marico Industries Ltd.	100	553
Natura Cosmeticos SA	218,300	5,897,370
Ojsc Concern Kalina sponsored ADR (a)	31,300	748,070
Shiseido Co. Ltd. ADR	459,900	6,116,670
USANA Health Sciences, Inc. (a)	200	9,460
		21,311,441
TOTAL CONSUMER STAPLES		280,703,837
ENERGY - 15.5%
Energy Equipment & Services - 9.7%
BJ Services Co.	675,010	35,019,519
Cal Dive International, Inc. (a)	467,400	21,173,220
Carbo Ceramics, Inc.	100	7,015
Compagnie Generale de Geophysique SA (a)	100	8,750
Cooper Cameron Corp. (a)	134,500	7,694,745
Core Laboratories NV (a)	230,700	5,922,069
FMC Technologies, Inc. (a)	307,500	10,202,850
Global Industries Ltd. (a)	2,153,589	20,243,737
GlobalSantaFe Corp.	692,450	25,648,348
Gulf Island Fabrication, Inc.	211,200	4,954,752
Halliburton Co.	232,800	10,068,600
Helmerich & Payne, Inc.	195,600	7,763,364
Hydril Co. (a)	100	5,841
Input/Output, Inc. (a)	201,600	1,300,320
Nabors Industries Ltd. (a)	618,000	36,548,520
National Oilwell Varco, Inc. (a)	768,362	35,882,505
Noble Corp.	345,300	19,409,313
NS Group, Inc. (a)	100	3,141
Oceaneering International, Inc. (a)	388,286	14,560,725
Parker Drilling Co. (a)	3,189,600	18,340,200
Pason Systems, Inc.	756,300	23,669,551
Patterson-UTI Energy, Inc.	204,300	5,111,586
Pioneer Drilling Co. (a)	100	1,377
Precision Drilling Corp. (a)	204,300	15,287,870
Pride International, Inc. (a)	689,200	17,119,728
Rowan Companies, Inc.	389,000	11,642,770
SEACOR SMIT, Inc. (a)	83,700	5,335,875
Smith International, Inc.	251,090	15,750,876
Superior Energy Services, Inc. (a)	467,300	8,037,560
Transocean, Inc. (a)	687,000	35,353,020
Unit Corp. (a)	100	4,517
Veritas DGC, Inc. (a)	100	2,996
Weatherford International Ltd. (a)	116,800	6,767,392
		418,842,652
Oil & Gas - 5.8%
Ashland, Inc.	65,500	4,419,285
Caltex Australia Ltd.	1,004,943	12,029,042
Canadian Natural Resources Ltd.	175,800	9,936,901
Carrizo Oil & Gas, Inc. (a)	158,450	2,692,066
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
China Petroleum & Chemical Corp. sponsored ADR	100	$ 4,077
Comstock Resources, Inc. (a)	93,100	2,675,694
Forest Oil Corp. (a)	209,800	8,496,900
Golar LNG Ltd. (a)	428,200	5,405,542
Golar LNG Ltd. (Nasdaq) (a)	21,393	272,761
Harvest Natural Resources, Inc. (a)	100	1,189
Houston Exploration Co. (a)	127,800	7,278,210
JKX Oil & Gas	91	240
Newfield Exploration Co. (a)	154,900	11,502,874
Niko Resources Ltd.	184,300	9,515,208
Nippon Oil Corp.	732,000	5,195,169
OPTI Canada, Inc.	100	2,166
PetroChina Co. Ltd. sponsored ADR	100	6,322
PetroKazakhstan, Inc. Class A	605,700	24,415,309
Petroleo Brasileiro SA Petrobras sponsored:
ADR	100	4,418
ADR (non-vtg.)	100	3,847
Plains Exploration & Production Co. (a)	29,700	1,036,530
Premcor, Inc.	293,300	17,504,144
Southwestern Energy Co. (a)	1,014,500	57,583,020
Surgutneftegaz JSC sponsored ADR	100	3,560
Talisman Energy, Inc.	83,700	2,864,514
Tesoro Petroleum Corp. (a)	235,800	8,729,316
TransMontaigne, Inc. (a)	307,600	2,460,800
Valero Energy Corp.	703,600	51,552,772
Whiting Petroleum Corp. New (a)	1,600	65,248
World Fuel Services Corp.	46,600	1,467,900
XTO Energy, Inc.	166	5,451
		247,130,475
TOTAL ENERGY		665,973,127
FINANCIALS - 8.4%
Capital Markets - 0.4%
BlackRock, Inc. Class A	100	7,493
Deutsche Bank AG (NY Shares)	13,000	1,120,600
E*TRADE Financial Corp. (a)	100	1,200
Eaton Vance Corp. (non-vtg.)	200	4,688
Federated Investors, Inc. Class B (non-vtg.)	100	2,831
International Assets Holding Corp. (a)	100	787
Investors Financial Services Corp.	49,700	2,430,827
Matsui Securities Co. Ltd.	208,800	2,780,754
Matsui Securities Co. Ltd. New	417,600	5,456,354
Mitsubishi Securities Co. Ltd.	391,700	3,642,107
Nuveen Investments, Inc. Class A	100	3,432
T. Rowe Price Group, Inc.	200	11,876
		15,462,949

	Shares	Value
Commercial Banks - 3.0%
Allahabad Bank	71,000	$ 156,550
Banco Itau Holding Financeira SA:
(PN)	900	146,292
sponsored ADR (non-vtg.)	42,000	3,408,300
Bank Austria Creditanstalt AG	201,075	19,808,904
Bank of Baroda	1,267,372	6,402,877
Bank of Fukuoka Ltd.	2,110,000	13,243,460
Bank of India	6,484,456	15,388,984
Bank of Yokohama Ltd.	2,431,000	14,827,456
BOK Financial Corp.	103	4,190
Boston Private Financial Holdings, Inc.	120,400	2,859,500
Canara Bank	782,185	3,581,843
Capitalia Spa	4,773,679	24,912,411
Cathay General Bancorp	20	630
Center Financial Corp., California	20,600	363,178
Commerce Bancorp, Inc., New Jersey	128,600	4,175,642
Corp. Bank	100	855
CVB Financial Corp.	137	2,485
East West Bancorp, Inc.	200	7,384
First Horizon National Corp.	100	4,079
Fulton Financial Corp.	11	240
HDFC Bank Ltd. sponsored ADR	56,900	2,391,507
Hiroshima Bank Ltd.	1,319,000	6,864,089
ICICI Bank Ltd. sponsored ADR	62,100	1,286,712
Irwin Financial Corp.	100	2,302
Lakeland Financial Corp.	100	3,845
M&T Bank Corp.	100	10,206
Oriental Bank of Commerce	19,400	137,721
OTP Bank Rt.	100	3,416
Popular, Inc.	200	4,864
PrivateBancorp, Inc.	200	6,282
Punjab National Bank	42,100	385,421
Sberbank RF GDR (a)	200	11,860
State Bancorp, Inc., New York	5	130
State Bank of India	604,547	9,902,113
Sumitomo Trust & Banking Co. Ltd.	1,000	6,519
SunTrust Banks, Inc.	49	3,531
TCF Financial Corp.	200	5,430
Texas Regional Bancshares, Inc. Class A	150	4,517
UCBH Holdings, Inc.	100	3,990
UnionBanCal Corp.	100	6,125
Valley National Bancorp	105	2,707
Westcorp	100	4,225
Wintrust Financial Corp.	100	4,709
		130,347,481
Consumer Finance - 0.1%
Advanta Corp. Class B	100	2,300
American Express Co.	100	5,137
Capital One Financial Corp.	100	7,477
EZCORP, Inc. Class A (a)	395,135	5,247,393
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)	150	$ 3,176
STB Leasing Co. Ltd.	100	1,875
		5,267,358
Diversified Financial Services - 0.4%
Alliance Capital Management Holding LP	100	4,715
eSpeed, Inc. Class A (a)	100	920
Kotak Mahindra Bank Ltd.	479,765	3,728,820
Moody's Corp.	54,100	4,374,526
Power Financial Corp.	100	2,650
Principal Financial Group, Inc.	100	3,849
TSX Group, Inc.	145,900	7,557,992
		15,673,472
Insurance - 3.2%
ACE Ltd.	100	4,127
AFLAC, Inc.	266,500	9,929,790
Arthur J. Gallagher & Co.	100	2,880
Assurant, Inc.	2,076,500	69,978,050
Brown & Brown, Inc.	38,000	1,751,420
Erie Indemnity Co. Class A	100	5,212
Genworth Financial, Inc. Class A	100	2,752
Hilb Rogal & Hobbs Co.	200	7,160
Horace Mann Educators Corp.	100	1,774
MBIA, Inc.	87,500	4,574,500
Mercury General Corp.	35,100	1,939,626
Ohio Casualty Corp. (a)	122,800	2,821,944
Old Republic International Corp.	150	3,494
Progressive Corp.	62,500	5,735,000
Reinsurance Group of America, Inc.	231,900	9,874,302
Scottish Re Group Ltd.	8,100	182,412
StanCorp Financial Group, Inc.	100	8,478
Triad Guaranty, Inc. (a)	100	5,261
UNIPOL Assicurazioni Spa	100	438
Universal American Financial Corp. (a)	40,049	692,848
UnumProvident Corp.	100	1,702
USI Holdings Corp. (a)	168,300	1,982,574
W.R. Berkley Corp.	618,575	30,681,320
Zenith National Insurance Corp.	300	15,558
		140,202,622
Real Estate - 1.1%
CBL & Associates Properties, Inc.	17,300	1,237,123
Corporate Office Properties Trust (SBI)	100	2,648
Equity Lifestyle Properties, Inc.	100	3,525
Equity Residential (SBI)	100	3,221
General Growth Properties, Inc.	412,900	14,079,890
Kimco Realty Corp.	239,600	12,914,440
Pan Pacific Retail Properties, Inc.	114,400	6,492,200
Plum Creek Timber Co., Inc.	141,300	5,044,410
Shun Tak Holdings Ltd.	2,000	1,885

	Shares	Value
United Dominion Realty Trust, Inc. (SBI)	289,800	$ 6,048,126
Weingarten Realty Investors (SBI)	100	3,451
		45,830,919
Thrifts & Mortgage Finance - 0.2%
Doral Financial Corp.	175,300	3,837,317
Golden West Financial Corp., Delaware	79,940	4,836,370
MGIC Investment Corp.	100	6,167
NetBank, Inc.	217,439	1,843,883
Radian Group, Inc.	100	4,774
Sterling Financial Corp., Washington	110	3,927
W Holding Co., Inc.	234	2,356
Washington Federal, Inc.	121	2,821
		10,537,615
TOTAL FINANCIALS		363,322,416
HEALTH CARE - 14.0%
Biotechnology - 5.2%
Affymetrix, Inc. (a)	158,600	6,794,424
Albany Molecular Research, Inc. (a)	882,202	9,069,037
Alexion Pharmaceuticals, Inc. (a)	100	2,167
Alnylam Pharmaceuticals, Inc.	100	733
Applera Corp. - Celera Genomics Group (a)	100	1,025
Bachem Holding AG (B Shares)	100	6,122
Celgene Corp. (a)	200	6,810
Charles River Laboratories International, Inc. (a)	708,804	33,342,140
Ciphergen Biosystems, Inc. (a)	100	277
CSL Ltd.	19,483	514,264
CytRx Corp. (a)	100	137
deCODE genetics, Inc. (a)	100	570
Dendreon Corp. (a)	100	545
Digene Corp. (a)	100	2,075
Exact Sciences Corp. (a)	100	357
Exelixis, Inc. (a)	100	678
Genencor International, Inc. (a)	100	1,923
Genentech, Inc. (a)	24,800	1,403,928
Harvard Bioscience, Inc. (a)(d)	3,023,047	11,759,653
ImmunoGen, Inc. (a)	139,700	730,631
Invitrogen Corp. (a)	1,331,800	92,160,560
Lexicon Genetics, Inc. (a)	100	511
Luminex Corp. (a)	100	753
Martek Biosciences (a)	82,500	4,800,675
Myriad Genetics, Inc. (a)	100	1,839
Neogen Corp. (a)	49,663	734,073
Northfield Laboratories, Inc. (a)	100	1,125
ONYX Pharmaceuticals, Inc. (a)	100	3,135
QIAGEN NV (a)	4,669,100	55,749,054
Renovis, Inc.	100	807
Sangamo Biosciences, Inc. (a)	100	400
Seattle Genetics, Inc. (a)	100	514
Serologicals Corp. (a)	100	2,444
Sirna Therapeutics, Inc. (a)	100	292
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Stratagene Corp. (a)	692,500	$ 6,114,775
Strategic Diagnostics, Inc. (a)	915,400	2,737,046
Tanox, Inc. (a)	100	960
Telik, Inc. (a)	100	1,508
		225,947,967
Health Care Equipment & Supplies - 1.7%
Advanced Medical Optics, Inc. (a)	100	3,621
Arthrocare Corp. (a)	100	2,850
Bio-Rad Laboratories, Inc. Class A (a)	30,900	1,505,139
BioLase Technology, Inc.	107,400	912,900
Bruker BioSciences Corp. (a)	163	574
Cardiodynamics International Corp. (a)	100	292
Clarient, Inc. (a)	100	120
Cooper Companies, Inc.	18,059	1,316,501
Cyberonics, Inc. (a)	200	8,834
Cytyc Corp. (a)	100	2,301
Diagnostic Products Corp.	100	4,830
Edwards Lifesciences Corp. (a)	249,100	10,766,102
Endocare, Inc. (a)	144,600	504,654
Epix Pharmaceuticals, Inc. (a)	178,600	1,250,200
Gen-Probe, Inc. (a)	22,800	1,015,968
IDEXX Laboratories, Inc. (a)	100	5,416
Illumina, Inc. (a)	270,700	2,187,256
INAMED Corp. (a)	150	10,482
Integra LifeSciences Holdings Corp. (a)	64,700	2,278,734
Intuitive Surgical, Inc. (a)	47,800	2,173,466
Kinetic Concepts, Inc.	37,100	2,213,015
Matthews International Corp. Class A	100	3,276
Meridian Bioscience, Inc.	214,850	3,201,265
Merit Medical Systems, Inc. (a)	133	1,599
Millipore Corp. (a)	166,900	7,243,460
Molecular Devices Corp. (a)	50,380	957,220
Nektar Therapeutics (a)	100	1,394
Orthologic Corp. (a)	100,600	509,036
Osteotech, Inc. (a)	100	380
PolyMedica Corp.	200	6,352
Possis Medical, Inc. (a)	100	837
Sonic Innovations, Inc. (a)	100	558
SonoSight, Inc. (a)	100	2,598
Synovis Life Technologies, Inc. (a)	100	998
Synthes, Inc.	100	11,116
Thermo Electron Corp. (a)	265,200	6,706,908
Thoratec Corp. (a)	100	1,222
Varian, Inc. (a)	100	3,789
Ventana Medical Systems, Inc. (a)	26,400	988,944
Waters Corp. (a)	722,620	25,862,570
Wilson Greatbatch Technologies, Inc. (a)	800	14,592
Young Innovations, Inc.	100	3,665

	Shares	Value
Zimmer Holdings, Inc. (a)	100	$ 7,781
Zoll Medical Corp. (a)	100	2,253
		71,695,068
Health Care Providers & Services - 5.8%
Advisory Board Co. (a)	100	4,370
Aetna, Inc.	361,000	27,056,950
American Dental Partners, Inc. (a)	100	2,223
AMERIGROUP Corp. (a)	200	7,312
Andrx Corp. (a)	100	2,267
Caremark Rx, Inc. (a)	1,133,806	45,102,803
Centene Corp. (a)	100	2,999
Cerner Corp. (a)	108,617	5,703,479
Community Health Systems, Inc. (a)	315,400	11,010,614
Covance, Inc. (a)	507,000	24,138,270
Coventry Health Care, Inc. (a)	50	3,407
Diagnosticos da America SA	16,600	169,109
Dynacq Healthcare, Inc. (a)	100	495
Eclipsys Corp. (a)	100	1,548
Evotec OAI AG (a)	100	359
Gambro AB (A Shares)	100	1,365
Health Management Associates, Inc. Class A	100	2,618
Health Net, Inc. (a)	100	3,271
HealthExtras, Inc. (a)	203,200	3,383,280
Humana, Inc. (a)	255,300	8,154,282
ICON PLC sponsored ADR (a)	324,426	12,172,464
IDX Systems Corp. (a)	100	3,473
IMS Health, Inc.	1,053,700	25,699,743
iSoft Group PLC	35	230
Lifeline Systems, Inc. (a)	124,900	3,786,968
Merge Technologies, Inc. (a)	100	1,755
Molina Healthcare, Inc. (a)	150,857	6,952,999
National Research Corp.	100	1,359
NDCHealth Corp.	100	1,598
OCA, Inc. (a)	377,000	1,602,250
Odyssey Healthcare, Inc. (a)	200	2,352
Omnicare, Inc.	230,650	8,176,543
PAREXEL International Corp. (a)	691,800	16,257,300
Pediatrix Medical Group, Inc. (a)	100	6,859
Pharmaceutical Product Development, Inc. (a)	536,800	26,007,960
ProxyMed, Inc. (a)	409,888	3,561,927
Quest Diagnostics, Inc.	200	21,026
Renal Care Group, Inc. (a)	150	5,691
ResCare, Inc. (a)	1,125,403	14,078,792
TriZetto Group, Inc. (a)	100	931
VCA Antech, Inc. (a)	100	2,023
WebMD Corp. (a)	860,100	7,310,850
WellPoint, Inc. (a)	200	25,070
		250,431,184
Pharmaceuticals - 1.3%
Able Laboratories, Inc. (a)	100	2,346
Allergan, Inc.	100	6,947
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
American Pharmaceutical Partners, Inc. (a)	150	$ 7,761
Aventis Pharma Ltd. (a)	100	2,831
Bentley Pharmaceuticals, Inc. (a)	224,500	1,652,320
Boiron SA	100	3,054
Caraco Pharmaceutical Laboratories Ltd. (a)	100	818
Cipla Ltd.	50,500	295,773
Connetics Corp. (a)	319,700	8,085,213
Dr. Reddy's Laboratories Ltd. ADR	110,300	1,890,542
Endo Pharmaceuticals Holdings, Inc. (a)	200	4,510
GlaxoSmithkline Pharmaceuticals Ltd.	100	1,646
Hi-Tech Pharmacal Co., Inc. (a)	129,500	2,846,410
Impax Laboratories, Inc. (a)	279,273	4,468,368
KV Pharmaceutical Co. Class A (a)	150	3,480
Merck KGaA	293,321	20,911,954
Pfizer Ltd.	100	1,640
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	6,433,140
Roche Holding AG:
ADR	21,200	1,144,376
(participation certificate)	60,543	6,487,202
Salix Pharmaceuticals Ltd. (a)	150	2,474
Schering-Plough Corp.	100	1,815
Sepracor, Inc. (a)	100	5,741
SuperGen, Inc. (a)	100	486
Valeant Pharmaceuticals International	100	2,252
		54,263,099
TOTAL HEALTH CARE		602,337,318
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.9%
Ceradyne, Inc. (a)	225	5,033
Cubic Corp.	100	1,894
DRS Technologies, Inc. (a)	207,000	8,797,500
EDO Corp.	100	3,005
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,130
General Dynamics Corp.	100	10,705
L-3 Communications Holdings, Inc.	368,300	26,156,666
Mercury Computer Systems, Inc. (a)	100	2,758
Rockwell Collins, Inc.	100	4,759
SI International, Inc. (a)	159,700	4,412,511
		39,397,961
Air Freight & Logistics - 0.3%
Business Post Group PLC	200	2,494
C.H. Robinson Worldwide, Inc.	37,750	1,945,258
Dynamex, Inc. (a)	80	1,448
Expeditors International of Washington, Inc.	25,500	1,365,525

	Shares	Value
Forward Air Corp.	100	$ 4,258
Hub Group, Inc. Class A (a)	147,320	9,232,544
		12,551,527
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (a)	100	4,377
Southwest Airlines Co.	100	1,424
		5,801
Building Products - 0.5%
American Woodmark Corp.	200	7,256
Quixote Corp.	8,170	177,044
Simpson Manufacturing Co. Ltd.	338,800	10,468,920
Trex Co., Inc. (a)	168,700	7,491,967
USG Corp. (a)	67,500	2,238,300
Wienerberger AG	100	4,551
		20,388,038
Commercial Services & Supplies - 1.7%
Apollo Group, Inc. Class A (a)	311	23,033
Benesse Corp.	100	3,395
Bennett Environmental, Inc. (a)	167,100	483,587
Bright Horizons Family Solutions, Inc. (a)	1,072,508	36,186,420
Bunzl PLC	101	987
Career Education Corp. (a)	100	3,426
ChoicePoint, Inc. (a)	221,700	8,892,387
Coinstar, Inc. (a)	100	2,120
Concorde Career Colleges, Inc. (a)	100	1,700
Corporate Executive Board Co.	100	6,395
CoStar Group, Inc. (a)	100	3,685
Dun & Bradstreet Corp. (a)	100	6,145
Education Management Corp. (a)	31,900	891,605
Fullcast Co. Ltd.	5,184	11,990,039
Gevity HR, Inc.	100	1,912
GFK AG	20	793
Intertek Group PLC	100	1,462
ITE Group PLC	100	187
ITT Educational Services, Inc. (a)	100	4,850
Labor Ready, Inc. (a)	100	1,865
Mine Safety Appliances Co.	300	11,622
PICO Holdings, Inc. (a)	100	2,591
Princeton Review, Inc. (a)	394,978	2,176,329
Ritchie Brothers Auctioneers, Inc.	200	6,320
Robert Half International, Inc.	100	2,696
Rollins, Inc.	100	1,860
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	8,491	6,117,466
Stericycle, Inc. (a)	100	4,420
Tele Atlas NV (a)	100	1,867
Tetra Tech, Inc. (a)	74	934
The Brink's Co.	114,700	3,968,620
Universal Technical Institute, Inc. (a)	90,700	3,337,760
		74,138,478
Construction & Engineering - 1.6%
Arcadis NV	9,700	198,035
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Arcadis NV (NY Shares)	6,600	$ 132,000
Chicago Bridge & Iron Co. NV (NY Shares)	302,800	13,332,284
Dycom Industries, Inc. (a)	328,000	7,540,720
EMCOR Group, Inc. (a)	100	4,682
Fluor Corp.	189,700	10,515,071
Foster Wheeler Ltd. (a)	268,831	4,677,659
Integrated Electrical Services, Inc. (a)	454,100	1,253,316
Jacobs Engineering Group, Inc. (a)	374,100	19,423,272
Larsen & Toubro Ltd. (a)	100	2,288
Orascom Construction Industries SAE GDR	100	4,075
Shaw Group, Inc. (a)	399,500	8,709,100
SNC-Lavalin Group, Inc.	100	5,779
United Group Ltd.	380,117	2,166,365
		67,964,646
Electrical Equipment - 0.8%
AstroPower, Inc. (a)	100	1
Baldor Electric Co.	80,900	2,088,029
Bharat Heavy Electricals Ltd.	100	1,755
BYD Co. Ltd. (H Shares)	174,500	513,469
C&D Technologies, Inc.	490,700	4,931,535
Crompton Greaves Ltd.	144,396	1,430,570
Fujikura Ltd.	1,000	4,383
II-VI, Inc. (a)	200	3,488
Power-One, Inc. (a)	100	486
Rockwell Automation, Inc.	306,900	17,382,816
Roper Industries, Inc.	77,500	5,076,250
		31,432,782
Industrial Conglomerates - 0.2%
Teleflex, Inc.	152,300	7,794,714
Machinery - 4.0%
AGCO Corp. (a)	1,902,200	34,715,150
CNH Global NV	512,000	9,620,480
CUNO, Inc. (a)	43,000	2,209,770
Donaldson Co., Inc.	200	6,456
Dover Corp.	188,200	7,112,078
Flowserve Corp. (a)	1,333,300	34,492,471
Gardner Denver, Inc. (a)	220,600	8,715,906
Graco, Inc.	433,100	17,479,916
Harsco Corp.	389,300	23,206,173
Heidelberger Druckmaschinen AG (a)	178,400	5,700,337
Hyundai Heavy Industries Co. Ltd.	100	5,002
Illinois Tool Works, Inc.	100	8,953
ITT Industries, Inc.	100	9,024
Koyo Seiko Co. Ltd.	1,000	13,532
Krones AG	2,900	349,599
Middleby Corp.	100	4,940
PACCAR, Inc.	150	10,859
Pentair, Inc.	132,200	5,155,800

	Shares	Value
Tata Motors Ltd.	317,300	$ 3,005,541
Tata Motors Ltd. ADR (a)	17,100	165,870
Toshiba Machine Co. Ltd.	1,000	5,391
Trinity Industries, Inc.	100	2,817
Wabash National Corp.	100	2,440
Wabtec Corp.	198,700	4,071,363
Watts Water Technologies, Inc. Class A	382,800	12,483,108
Zenon Environmental, Inc. (a)	270,000	4,686,043
		173,239,019
Marine - 0.2%
Alexander & Baldwin, Inc.	193,345	7,965,814
Hanjin Shipping Co. Ltd.	38,200	1,107,518
		9,073,332
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	207,700	11,201,261
CNF, Inc.	100	4,679
Guangshen Railway Co. Ltd. sponsored ADR	100	1,784
Heartland Express, Inc.	150	2,873
Knight Transportation, Inc.	150	3,701
Landstar System, Inc. (a)	44,200	1,447,550
Norfolk Southern Corp.	133,400	4,942,470
Old Dominion Freight Lines, Inc. (a)	150	4,673
		17,608,991
Trading Companies & Distributors - 0.3%
Fastenal Co.	200	11,062
MSC Industrial Direct Co., Inc. Class A	443,100	13,541,136
NuCo2, Inc. (a)	100	2,630
Richelieu Hardware Ltd.	100	2,067
		13,556,895
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Group unit	100	278
Sea Containers Ltd. Class B	7,900	143,780
		144,058
TOTAL INDUSTRIALS		467,296,242
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.5%
Arris Group, Inc. (a)	100	691
Avaya, Inc. (a)	2,900	33,872
Black Box Corp.	100	3,741
C-COR, Inc. (a)	100	608
Comtech Telecommunications Corp. (a)	100	5,210
Juniper Networks, Inc. (a)	200	4,412
NETGEAR, Inc. (a)	404,700	6,106,923
Option NV (a)	90	2,953
Plantronics, Inc.	67,400	2,566,592
Polycom, Inc. (a)	200	3,390
Redback Networks, Inc. (a)	100	598
Research In Motion Ltd. (a)	33,000	2,529,709
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SafeNet, Inc. (a)	72,701	$ 2,130,866
Tandberg ASA	681,000	7,119,272
		20,508,837
Computers & Peripherals - 0.2%
Compal Electronics, Inc.	1,072	978
Gemplus International SA ADR (a)	100	466
iCAD, Inc. (a)	100	380
Intergraph Corp. (a)	100	2,881
M-Systems Flash Disk Pioneers Ltd. (a)	900	19,836
Moser-Baer India Ltd.	200	958
Network Appliance, Inc. (a)	100	2,766
Overland Storage, Inc. (a)	100	1,468
Psion PLC	100	118
SanDisk Corp. (a)	376,600	10,469,480
Stratasys, Inc. (a)	150	4,250
Synaptics, Inc. (a)	100	2,320
		10,505,901
Electronic Equipment & Instruments - 2.8%
Amphenol Corp. Class A	100	3,704
Applied Films Corp. (a)	100	2,312
BEI Technologies, Inc.	100	2,397
Brightpoint, Inc. (a)	150	2,810
CDW Corp.	110,792	6,279,691
CellStar Corp. (a)	100	233
Cogent, Inc.	200	5,036
Cognex Corp.	100	2,488
Dionex Corp. (a)	87,000	4,741,500
Elec & Eltek International Co. Ltd.	1,629,000	3,730,410
Excel Technology, Inc. (a)	100	2,458
Fargo Electronics, Inc. (a)	100	1,467
FLIR Systems, Inc. (a)	100,890	3,056,967
Global Imaging Systems, Inc. (a)	100	3,546
Hon Hai Precision Industries Co. Ltd.	8,750,800	38,885,038
I. D. Systems Inc. (a)	100	1,108
Iteris, Inc. (a)	100	244
Itron, Inc. (a)	100	2,964
KEMET Corp. (a)	802,100	6,216,275
Keyence Corp.	19,700	4,563,749
Landauer, Inc.	100	4,754
Measurement Specialties, Inc. (a)	445,800	10,253,400
Metrologic Instruments, Inc. (a)	200	4,496
Mettler-Toledo International, Inc. (a)	310,400	14,744,000
MTS Systems Corp.	100	2,903
National Instruments Corp.	100	2,705
Renishaw PLC	100	1,385
Robotic Vision Systems, Inc. (a)	100	5
ScanSource, Inc. (a)	100	5,183
Symbol Technologies, Inc.	1,810,700	26,237,043

	Shares	Value
Universal Display Corp. (a)	100	$ 699
Yageo Corp. sponsored GDR (a)	100	191
		118,761,161
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	100	1,273
aQuantive, Inc. (a)	218,811	2,422,238
Ask Jeeves, Inc. (a)	100	2,808
Bankrate, Inc. (a)	100	1,339
Blue Coat Systems, Inc. (a)	100	2,350
Digital Impact, Inc. (a)	100	345
Digital River, Inc. (a)	87,502	2,726,562
DoubleClick, Inc. (a)	100	770
EarthLink, Inc. (a)	100	900
eCollege.com (a)	112,000	1,449,280
FindWhat.com (a)	100	1,037
Homestore, Inc. (a)	100	222
Iliad Group SA	100	3,720
iMergent, Inc. (a)	100	981
InfoSpace, Inc. (a)	100	4,083
iPass, Inc. (a)	100	612
iVillage, Inc. (a)	100	609
LookSmart Ltd. (a)	100	89
Neoforma, Inc. (a)	100	795
Net2Phone, Inc. (a)	100	161
Netease.com, Inc. sponsored ADR (a)	5,600	269,976
NIC, Inc. (a)	10	48
Open Text Corp. (a)	100	1,803
RealNetworks, Inc. (a)	3,312,804	19,148,007
Sina Corp. (a)	100	3,106
Sohu.com, Inc. (a)	39,000	685,620
SonicWALL, Inc. (a)	100	509
Tencent Holdings Ltd.	1,000	724
ValueClick, Inc. (a)	563,100	5,974,491
VeriSign, Inc. (a)	180,800	5,188,960
WebEx Communications, Inc. (a)	100	2,159
Websense, Inc. (a)	100	5,380
		37,900,957
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	206,000	10,967,440
Alliance Data Systems Corp. (a)	100	4,040
Anteon International Corp. (a)	100	3,893
DST Systems, Inc. (a)	600	27,708
Global Payments, Inc.	100	6,449
Hewitt Associates, Inc. Class A (a)	100	2,660
iGate Corp. (a)	100	373
Infocrossing, Inc. (a)	100	1,584
Infosys Technologies Ltd. sponsored ADR	200	14,746
infoUSA, Inc.	100	1,051
Lionbridge Technologies, Inc. (a)	874,300	4,974,767
Maximus, Inc.	100	3,349
Net One Systems Co. Ltd.	78	200,047
Obic Co. Ltd.	46,500	9,072,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd.	100	$ 937
StarTek, Inc.	100	1,680
SunGard Data Systems, Inc. (a)	200	6,900
Syntel, Inc.	100	1,770
TALX Corp.	150	2,724
The BISYS Group, Inc. (a)	100	1,568
TietoEnator Oyj	100	3,418
TIS, Inc.	120,900	4,724,374
Titan Corp. (a)	721,600	13,104,256
Total System Services, Inc.	100	2,499
Tyler Technologies, Inc. (a)	100	761
		43,131,318
Office Electronics - 0.0%
Neopost SA	17,400	1,506,657
Zebra Technologies Corp. Class A (a)	75	3,562
		1,510,219
Semiconductors & Semiconductor Equipment - 1.0%
Agere Systems, Inc. Class A (a)	100	143
Analog Devices, Inc.	38,600	1,395,004
ARM Holdings PLC sponsored ADR	100	600
ASM Pacific Technology Ltd.	500	2,154
Cabot Microelectronics Corp. (a)	174,300	5,469,534
Credence Systems Corp. (a)	915,300	7,240,023
Cree, Inc. (a)	46,100	1,002,675
Freescale Semiconductor, Inc. Class A	100	1,695
Hi/fn, Inc. (a)	8	58
International Rectifier Corp. (a)	15,700	714,350
KLA-Tencor Corp.	100	4,601
Linear Technology Corp.	100	3,831
Marvell Technology Group Ltd. (a)	200	7,668
National Semiconductor Corp.	100	2,061
NVIDIA Corp. (a)	810,200	19,250,352
Omnivision Technologies, Inc. (a)	400	6,060
Pixelworks, Inc. (a)	100	815
PLX Technology, Inc. (a)	100	1,050
Silicon Image, Inc. (a)	100	1,006
Skyworks Solutions, Inc. (a)	334,000	2,120,900
Tessera Technologies, Inc. (a)	100	4,323
Varian Semiconductor Equipment Associates, Inc. (a)	206,900	7,864,269
Zoran Corp. (a)	100	1,035
		45,094,207
Software - 1.1%
Adobe Systems, Inc.	75,300	5,057,901
Altiris, Inc. (a)	100	2,385
Autodesk, Inc.	100	2,976
Bottomline Technologies, Inc. (a)	11	144
Cadence Design Systems, Inc. (a)	100	1,495
CCC Information Services Group, Inc. (a)	100	2,285
Citrix Systems, Inc. (a)	100	2,382

	Shares	Value
DATATRAK International, Inc. (a)	100	$ 1,680
Digimarc Corp. (a)	100	615
Electronic Arts, Inc. (a)	100	5,178
FactSet Research Systems, Inc.	150	4,952
FalconStor Software, Inc. (a)	100	597
FileNET Corp. (a)	100	2,278
GOME Electrical Appliances Holdings Ltd.	1,179,000	1,262,224
Hitachi Software Engineerng Co. Ltd.	100	1,879
Hyperion Solutions Corp. (a)	100	4,411
Informatica Corp. (a)	100	827
Intuit, Inc. (a)	132,800	5,812,656
JAMDAT Mobile, Inc.	100	1,724
Kronos, Inc. (a)	100	5,111
Macromedia, Inc. (a)	100	3,350
Macrovision Corp. (a)	287,844	6,559,965
Manhattan Associates, Inc. (a)	100	2,037
MRO Software, Inc. (a)	100	1,403
Napster, Inc. (a)	100	651
NAVTEQ Corp.	100	4,335
NDS Group PLC sponsored ADR (a)	100	3,473
Open Solutions, Inc. (a)	454,609	9,014,896
Plato Learning, Inc. (a)	100	780
Quality Systems, Inc.	200	8,468
Renaissance Learning, Inc.	70	1,198
RSA Security, Inc. (a)	100	1,585
Salesforce.com, Inc.	36,100	541,139
ScanSoft, Inc. (a)	100	372
SERENA Software, Inc. (a)	100	2,376
Shanda Interactive Entertainment Ltd. ADR	15,700	474,140
Symantec Corp. (a)	100	2,133
Synopsys, Inc. (a)	325,800	5,896,980
Tata Elxsi Ltd.	100	421
Temenos Group AG (a)	100	625
THQ, Inc. (a)	313,900	8,833,146
TIBCO Software, Inc. (a)	100	745
Vastera, Inc. (a)	507,400	1,486,682
Visual Networks, Inc. (a)	767,308	2,301,924
WatchGuard Technologies, Inc. (a)	10	32
		47,316,556
TOTAL INFORMATION TECHNOLOGY		324,729,156
MATERIALS - 15.0%
Chemicals - 3.0%
Airgas, Inc.	595,800	14,233,662
American Vanguard Corp.	150	6,731
Asian Paints India Ltd.	157,600	1,414,340
Balchem Corp.	150	3,488
Cambrex Corp.	100	2,130
Crompton Corp.	591,800	8,640,280
Ecolab, Inc.	427,000	14,112,350
Jubilant Organosys Ltd.	100	1,975
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
K&S AG	59,500	$ 3,364,274
Lonza Group AG	10	612
Minerals Technologies, Inc.	73,000	4,801,940
Monsanto Co.	200,300	12,919,350
Mosaic Co. (a)	117,900	2,011,374
Nitto Denko Corp.	181,200	9,497,263
NOVA Chemicals Corp.	382,700	16,347,182
Novozymes AS Series B	100	4,906
Olin Corp.	320,600	7,149,380
Potash Corp. of Saskatchewan	100	8,775
Praxair, Inc.	47,000	2,249,420
Quaker Chemical Corp.	100	2,054
RPM International, Inc.	528,900	9,668,292
Sasa Dupont Sabanci Polyester Sanayi AS (a)	1	1
Sinopec Beijing Yanhua Petrochemical Co. Ltd. sponsored ADR	100	2,362
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	814
sponsored ADR	92,500	3,763,825
Tosoh Corp.	3,873,500	19,146,234
United Phosphorous Ltd.	100	1,676
Zoltek Companies, Inc. (a)	100	1,216
		129,355,906
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR	104	3,770
Florida Rock Industries, Inc.	150	8,823
Grasim Industries Ltd.	3,300	92,985
Headwaters, Inc. (a)	100	3,282
Vulcan Materials Co.	13,000	738,790
		847,650
Containers & Packaging - 0.6%
Essel Propack Ltd.	212,900	1,527,225
Packaging Corp. of America	695,100	16,883,979
Silgan Holdings, Inc.	80,915	5,257,857
		23,669,061
Metals & Mining - 11.1%
Agnico-Eagle Mines Ltd.	1,180,230	17,224,293
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	55,807
Aleris International, Inc. (a)	100	2,495
Arch Coal, Inc.	189,100	8,133,191
Barrick Gold Corp.	100	2,398
BHP Billiton Ltd. sponsored ADR	15,500	433,690
BlueScope Steel Ltd.	100	672
Brush Engineered Materials, Inc. (a)	100	1,903
Cameco Corp.	100	4,429
Century Aluminum Co. (a)	100	3,026

	Shares	Value
Compania de Minas Buenaventura SA sponsored ADR	501,500	$ 11,424,170
CONSOL Energy, Inc.	820,400	38,575,208
Dofasco, Inc.	100	2,948
Falconbridge Ltd.	177,800	6,380,453
FNX Mining Co., Inc. (a)	565,000	3,643,956
Freeport-McMoRan Copper & Gold, Inc. Class B	1,273,800	50,455,218
Gibraltar Industries, Inc.	106,400	2,334,416
Glamis Gold Ltd. (a)	100	1,553
Goldcorp, Inc.	50,000	712,750
Golden Star Resources Ltd. (a)	250,000	713,164
Harmony Gold Mining Co. Ltd.	1,049,100	8,182,980
High River Gold Mines Ltd. (a)	1,989,600	2,632,181
Inco Ltd. (a)	100	3,972
Inmet Mining Corp. (a)	712,800	10,874,119
International Steel Group, Inc. (a)	2,500	98,750
IPSCO, Inc.	449,000	23,081,139
Ivanhoe Mines Ltd. (a)	90,500	680,958
Kinross Gold Corp. (a)	4,204,866	25,589,395
Massey Energy Co.	289,794	11,603,352
Mechel Steel Group OAO ADR	100	2,677
Meridian Gold, Inc. (a)	100	1,687
Newmont Mining Corp.	2,186,080	92,361,861
Nippon Steel Corp.	6,341,700	16,027,985
Noranda, Inc.	100	2,010
Nucor Corp.	740,600	42,628,936
Peabody Energy Corp.	466,800	21,640,848
Phelps Dodge Corp.	64,400	6,551,412
Placer Dome, Inc.	100	1,617
POSCO sponsored ADR	5,300	261,608
Ryerson Tull, Inc.	100	1,267
Schnitzer Steel Industries, Inc. Class A	150	5,060
Steel Dynamics, Inc.	590,494	20,342,518
Tata Iron & Steel Co. Ltd.	100	918
Teck Cominco Ltd. Class B (sub. vtg.)	1,154,200	42,802,935
United States Steel Corp.	161,000	8,186,850
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	206,900	4,440,213
Worthington Industries, Inc.	64,700	1,247,416
Xstrata PLC	100	1,909
		479,362,313
Paper & Forest Products - 0.3%
Cathay Forest Products Corp. (a)	100	58
International Forest Products (Interfor) Class A (a)	9,100	54,176
Lee & Man Paper Manufacturing Ltd. (a)	6,862,000	5,454,795
MAXXAM, Inc. (a)	100	2,880
Pope Resources, Inc. LP	100	3,659
Sino-Forest Corp. (a)	2,546,500	7,516,955
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	250	$ 3,250
Weyerhaeuser Co.	100	6,850
		13,042,623
TOTAL MATERIALS		646,277,553
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Covad Communications Group, Inc. (a)	3,027,061	3,632,473
General Communications, Inc. Class A (a)	100	913
Golden Telecom, Inc.	100	2,560
Hungarian Telephone & Cable Corp. (a)	100	1,783
Philippine Long Distance Telephone Co.	100	2,527
Philippine Long Distance Telephone Co. sponsored ADR	429,000	10,815,090
PT Indosat Tbk ADR	100	2,585
PT Telkomunikasi Indonesia Tbk sponsored ADR	150,900	2,827,866
		17,285,797
Wireless Telecommunication Services - 1.3%
America Movil SA de CV sponsored ADR	224,300	11,573,880
Mobile TeleSystems OJSC sponsored ADR	125,200	4,405,788
MTN Group Ltd.	2,617,416	18,436,638
Nextel Communications, Inc. Class A (a)	100	2,842
Nextel Partners, Inc. Class A (a)	100	2,196
NII Holdings, Inc. (a)	349,008	20,067,960
Telemig Celular Participacoes SA ADR	100	2,895
		54,492,199
TOTAL TELECOMMUNICATION SERVICES		71,777,996
UTILITIES - 0.2%
Electric Utilities - 0.0%
FPL Group, Inc.	200	8,030
Korea Electric Power Corp. sponsored ADR	100	1,344
PPL Corp.	100	5,399
PTC India Ltd.	100	110
		14,883
Gas Utilities - 0.2%
SEMCO Energy, Inc. (a)(d)	1,543,600	8,875,700
Southern Union Co.	100	2,511
		8,878,211

	Shares	Value
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. (a)	100	$ 1,638
Public Service Enterprise Group, Inc.	100	5,439
		7,077
TOTAL UTILITIES		8,900,171
TOTAL COMMON STOCKS (Cost $2,845,715,986)		3,844,686,343
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	100	72,590
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	120
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,459)		72,710
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 2.73% (b)	414,003,582	414,003,582
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	105,079,548	105,079,548
TOTAL MONEY MARKET FUNDS (Cost $519,083,130)		519,083,130
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,364,857,575)		4,363,842,183
NET OTHER ASSETS - (1.3)%		(57,469,174)
NET ASSETS - 100%		$ 4,306,373,009
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,717 or 0.0% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Harvard Bioscience, Inc.	$ 13,996,708	$ -	$ -	$ -	$ 11,759,653
IMPCO Technologies, Inc.	11,373,320	6,781,243	2,879,739	-	11,866,350
SEMCO Energy, Inc.	-	9,105,157	-	-	8,875,700
Total	$ 25,370,028	$ 15,886,400	$ 2,879,739	$ -	$ 32,501,703
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,368,313,196. Net unrealized appreciation aggregated $995,528,987, of which $1,065,223,752 related to appreciated investment securities and $69,694,765 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2005

1.799889.101

VIPVS-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 1.9%
American Axle & Manufacturing Holdings, Inc.	183,900	$ 4,505,550
ArvinMeritor, Inc.	32,400	501,228
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	35,100	169,182
Lear Corp.	26,000	1,153,360
TRW Automotive Holdings Corp.	136,000	2,642,480
		8,971,800
Automobiles - 1.5%
Nissan Motor Co. Ltd.	726,900	7,450,344
Hotels, Restaurants & Leisure - 7.9%
AFC Enterprises, Inc. (a)	161,400	4,117,314
Domino's Pizza, Inc.	338,600	6,328,434
Jack in the Box, Inc. (a)	311,700	11,564,070
WMS Industries, Inc. (a)	557,600	15,702,016
		37,711,834
Household Durables - 9.5%
Beazer Homes USA, Inc.	375,079	18,701,439
Centex Corp.	47,300	2,708,871
D.R. Horton, Inc.	215,833	6,310,957
Lennar Corp.:
Class A	154,400	8,751,392
Class B	15,440	813,842
Levitt Corp. Class A	19,700	505,108
M/I Homes, Inc.	1,800	88,074
Maytag Corp.	276,200	3,858,514
Whirlpool Corp.	55,400	3,752,242
		45,490,439
Media - 1.6%
Carmike Cinemas, Inc.	202,100	7,534,288
Specialty Retail - 0.0%
Big Dog Holdings, Inc. (a)	4,300	27,176
Textiles, Apparel & Luxury Goods - 2.0%
Jones Apparel Group, Inc.	290,700	9,735,543
TOTAL CONSUMER DISCRETIONARY		116,921,424
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Koninklijke Ahold NV sponsored ADR (a)	144,500	1,202,240
FINANCIALS - 13.5%
Capital Markets - 0.0%
TradeStation Group, Inc. (a)	18,000	108,720
Commercial Banks - 0.0%
First State Financial Corp., Florida	2,100	25,221
Consumer Finance - 0.0%
Dollar Financial Corp.	4,400	52,272
Insurance - 12.2%
ACE Ltd.	297,100	12,261,317

	Shares	Value
AMBAC Financial Group, Inc.	24,400	$ 1,823,900
American Equity Investment Life Holding Co.	350,800	4,486,732
Assurant, Inc.	9,200	310,040
Axis Capital Holdings Ltd.	116,700	3,155,568
Endurance Specialty Holdings Ltd.	174,700	6,610,648
Everest Re Group Ltd.	14,100	1,200,051
Genworth Financial, Inc. Class A	150,900	4,152,768
Hartford Financial Services Group, Inc.	18,900	1,295,784
MetLife, Inc.	174,400	6,819,040
Montpelier Re Holdings Ltd.	49,800	1,750,470
Scottish Re Group Ltd.	20,200	454,904
St. Paul Travelers Companies, Inc.	108,500	3,985,205
United America Indemnity Ltd. Class A (a)	92,100	1,735,164
W.R. Berkley Corp.	169,600	8,412,160
		58,453,751
Real Estate - 0.0%
ZipRealty, Inc.	700	9,863
Thrifts & Mortgage Finance - 1.3%
Sovereign Bancorp, Inc.	275,800	6,111,728
TOTAL FINANCIALS		64,761,555
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Shamir Optical Industry Ltd.	1,000	15,450
Health Care Providers & Services - 0.4%
Pediatrix Medical Group, Inc. (a)	28,400	1,947,956
Pharmaceuticals - 0.3%
Pain Therapeutics, Inc. (a)	248,500	1,262,380
TOTAL HEALTH CARE		3,225,786
INDUSTRIALS - 13.1%
Airlines - 1.8%
AMR Corp. (a)	577,677	6,181,144
Delta Air Lines, Inc. (a)	284,700	1,153,035
Southwest Airlines Co.	94,500	1,345,680
		8,679,859
Building Products - 2.0%
NCI Building Systems, Inc. (a)	13,300	513,380
York International Corp.	228,700	8,960,466
		9,473,846
Commercial Services & Supplies - 3.6%
Central Parking Corp.	179,000	3,075,220
Hudson Highland Group, Inc. (a)	47,534	812,356
Kforce, Inc. (a)	104,490	1,148,345
Monster Worldwide, Inc. (a)	298,600	8,375,730
Vedior NV (Certificaten Van Aandelen)	213,558	3,798,033
		17,209,684
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Color Kinetics, Inc.	181,300	$ 1,827,504
TB Wood's Corp.	1,000	5,510
		1,833,014
Machinery - 4.3%
Columbus McKinnon Corp. (NY Shares) (a)	14,400	196,128
Navistar International Corp. (a)	199,700	7,269,080
SPX Corp.	149,300	6,461,704
Timken Co.	242,300	6,624,482
		20,551,394
Trading Companies & Distributors - 0.4%
Interline Brands, Inc.	38,100	728,091
Rush Enterprises, Inc. Class A (a)	87,600	1,373,568
		2,101,659
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. Trust	105,200	2,945,600
TOTAL INDUSTRIALS		62,795,056
INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 4.7%
ADC Telecommunications, Inc. (a)	1,509,300	3,003,507
AudioCodes Ltd. (a)	191,400	2,155,164
Belden CDT, Inc.	257,600	5,721,296
EVS Broadcast Equipment SA	12,795	1,637,820
Netopia, Inc. (a)	99,000	316,800
NMS Communications Corp. (a)	458,900	1,968,681
Performance Technologies, Inc. (a)	302,600	2,015,316
Powerwave Technologies, Inc. (a)	197,300	1,527,102
Terayon Communication Systems, Inc. (a)	1,357,300	4,180,484
		22,526,170
Computers & Peripherals - 4.6%
EMC Corp. (a)	894,270	11,017,406
palmOne, Inc. (a)	428,100	10,865,178
		21,882,584
Electronic Equipment & Instruments - 1.2%
AVX Corp.	153,800	1,884,050
Cherokee International Corp.	29,500	206,205
Dolby Laboratories, Inc. Class A	97,500	2,291,250
RadiSys Corp. (a)	23,600	334,176
Richardson Electronics Ltd.	83,200	854,464
		5,570,145
Internet Software & Services - 5.5%
Ariba, Inc. (a)	161,745	1,255,141
Art Technology Group, Inc. (a)	470,500	494,025
Google, Inc. Class A (sub. vtg.)	20,600	3,718,506
Housevalues, Inc.	1,000	12,580
Interwoven, Inc. (a)	585,075	4,557,734

	Shares	Value
Keynote Systems, Inc. (a)	203,700	$ 2,417,919
Loudeye Corp. (a)	282,900	418,692
PlanetOut, Inc.	60,900	513,387
Plumtree Software, Inc. (a)	322,900	1,595,126
Selectica, Inc. (a)	489,500	1,576,190
SonicWALL, Inc. (a)	613,200	3,121,188
Vignette Corp. (a)	5,201,071	6,813,403
		26,493,891
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc. (a)	744,700	12,004,564
Agere Systems, Inc. Class A (a)	763,400	1,091,662
Applied Micro Circuits Corp. (a)	674,300	2,218,447
ASML Holding NV (NY Shares) (a)	129,200	2,166,684
Atmel Corp. (a)	847,700	2,500,715
Conexant Systems, Inc. (a)	676,712	1,015,068
Freescale Semiconductor, Inc. Class A	97,200	1,647,540
Hi/fn, Inc. (a)	284,000	2,059,000
Integrated Device Technology, Inc. (a)	208,700	2,510,661
Mattson Technology, Inc. (a)	295,233	2,344,150
Mindspeed Technologies, Inc. (a)	39,733	88,605
MIPS Technologies, Inc. (a)	301,800	3,470,700
Omnivision Technologies, Inc. (a)	377,400	5,717,610
ON Semiconductor Corp. (a)	359,200	1,418,840
Pericom Semiconductor Corp. (a)	161,623	1,385,109
Samsung Electronics Co. Ltd.	4,850	2,392,826
Transwitch Corp. (a)	705,000	965,850
Trident Microsystems, Inc. (a)	38,000	671,840
		45,669,871
Software - 14.5%
Activision, Inc. (a)	95,366	1,411,417
Actuate Corp. (a)	978,000	2,347,200
Aspen Technology, Inc. (a)	344,600	1,957,328
BindView Development Corp. (a)	361,200	1,184,736
Concord Communications, Inc. (a)	221,899	2,245,618
i2 Technologies, Inc. (a)	191,144	1,624,724
JDA Software Group, Inc. (a)	84,800	1,190,592
MapInfo Corp. (a)	319,846	3,850,946
PalmSource, Inc. (a)	42,900	387,816
RADWARE Ltd. (a)	55,600	1,304,932
Synopsys, Inc. (a)	75,800	1,371,980
Take-Two Interactive Software, Inc. (a)	652,300	25,504,929
THQ, Inc. (a)	719,561	20,248,447
Ulticom, Inc. (a)	431,600	4,803,708
		69,434,373
TOTAL INFORMATION TECHNOLOGY		191,577,034
MATERIALS - 5.4%
Chemicals - 2.3%
Eastman Chemical Co.	158,600	9,357,400
FMC Corp. (a)	11,100	593,295
Lyondell Chemical Co.	40,090	1,119,313
		11,070,008
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 2.1%
Eagle Materials, Inc.	12,754	$ 1,032,309
Eagle Materials, Inc. Class B	3,546	279,425
Texas Industries, Inc.	96,800	5,203,000
U.S. Concrete, Inc. (a)	568,700	3,565,749
		10,080,483
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	11,400	25,536
Owens-Illinois, Inc. (a)	50,200	1,262,028
		1,287,564
Metals & Mining - 0.7%
NN, Inc.	37,803	465,733
POSCO sponsored ADR	24,800	1,224,128
Steel Dynamics, Inc.	47,300	1,629,485
		3,319,346
TOTAL MATERIALS		25,757,401
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.3%
Alaska Communication Systems Group, Inc.	94,500	949,725
Iowa Telecommunication Services, Inc.	270,300	5,270,850
		6,220,575
Wireless Telecommunication Services - 0.2%
Motient Corp. (a)	37,700	1,093,300
TOTAL TELECOMMUNICATION SERVICES		7,313,875
TOTAL COMMON STOCKS (Cost $419,366,533)		473,554,371
Convertible Bonds - 0.4%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
WMS Industries, Inc. 2.75% 7/15/10 (d)	$ 780,000	1,199,250
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
SPACEHAB, Inc. 8% 10/15/07	10,000	8,200
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Terayon Communication Systems, Inc. 5% 8/1/07	720,000	676,800

	Principal Amount	Value
Electronic Equipment & Instruments - 0.0%
Richardson Electronics Ltd. 7.75% 12/15/11 (d)	$ 8,000	$ 7,900
TOTAL INFORMATION TECHNOLOGY		684,700
TOTAL CONVERTIBLE BONDS (Cost $1,425,115)		1,892,150
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 2.73% (b)	420,283	420,283
Fidelity Securities Lending Cash Central Fund, 2.74% (b)(c)	42,374,525	42,374,525
TOTAL MONEY MARKET FUNDS (Cost $42,794,808)		42,794,808
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $463,586,456)		518,241,329
NET OTHER ASSETS - (8.3)%		(39,578,521)
NET ASSETS - 100%		$ 478,662,808
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,207,150 or 0.3% of net assets.

Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $465,577,696. Net unrealized appreciation aggregated $52,663,633, of which $96,515,961 related to appreciated investment securities and $43,852,328 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005